Document and Entity Information	15 Months Ended
Jul. 31, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment No. 1 to Registration Statement
Document Period End Date	Jul 31, 2011
Trading Symbol	cpah
Entity Registrant Name	COUNTERPATH CORP
Entity Central Index Key	0001236997
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1

Statement of Financial Position (USD $)	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Current assets:
Cash	$ 7,229,474	$ 1,707,397	$ 1,556,813
Accounts receivable (net of allowance for doubtful accounts of $49,883 (2010 - $1,116,119))	2,420,610	3,018,188	2,345,633
Prepaid expenses and deposits	85,223	110,412	221,041
Investment tax credits recoverable		0	129,285
Total current assets	9,735,307	4,835,997	4,252,772
Deposits	159,813	159,433	101,994
Equipment -	35,695	59,574	111,150
Intangible assets (net of accumulated amortization of $5,097,578 (2010 - $4,249,895)	571,106	859,664	1,674,359
Goodwill	9,194,383	9,247,993	8,740,025
Other assets	48,371	48,308	58,817
Total Assets	19,744,675	15,210,969	14,939,117
Current liabilities:
Accounts payable and accrued liabilities -	1,943,410	2,340,897	2,313,688
Derivative Liability -	1,165,427	0
Unearned revenue	770,374	958,626	655,361
Customer deposits	2,083	2,018	5,127
Accrued warranty	123,901	146,868	120,963
Total current liabilities	4,005,195	3,448,409	3,095,139
Deferred lease inducements	1,847	2,474	4,677
Convertible debentures -	0	1,305,002	0
Unrecognized tax benefit	98,575	98,575	98,575
Total liabilities	4,105,617	4,854,460	3,198,391
Stockholders' equity:
Preferred stock, $0.001 par value - Authorized: 100,000,000 Issued and outstanding: April 30, 2011 - 1; April 30, 2010 - 1	0	0	0
Common stock, $0.001 par value - Authorized: 83,076,900 Issued and outstanding: April 30, 2011 - 33,440,106; April 30, 2010 - 33,015,627	38,795	33,440	33,016
Additional paid-in capital	59,670,570	53,420,601	51,902,471
Accumulated deficit	(44,249,128)	(43,323,410)	(39,781,079)
Accumulated other comprehensive income (loss) - currency translation adjustment	178,821	225,878	(413,682)
Total stockholders' equity	15,639,058	10,356,509	11,740,726
Liabilities and Stockholders' Equity	$ 19,744,675	$ 15,210,969	$ 14,939,117

Statement of Financial Position (Parenthetical) (USD $)	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Allowance for Doubtful Accounts Receivable, Current	$ 101,293	$ 49,883	$ 1,116,119
Accumulated Amortization of Intangible Assets	$ 5,384,450	$ 5,103,570	$ 4,249,895
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Issued	1	1	1
Preferred Stock, Shares Outstanding	1	1	1
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	83,076,900	83,076,900	83,076,900
Common Stock, Shares, Issued	38,794,815	33,440,106	33,015,627
Common Stock, Shares, Outstanding	38,794,815	33,440,106	33,015,627

Statement of Operations (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010
Revenue - :
Software	$ 1,584,051	$ 1,819,152	$ 7,205,947	$ 5,974,712
Service	1,174,683	400,433	3,834,351	2,042,145
Total revenue	2,758,734	2,219,585	11,040,298	8,016,857
Operating expenses:
Cost of sales (includes depreciation of $22,017 (2010 - $6,361) and amortization of intangible assets of $853,677 (2010 - $874,700)) - (b)	860,145	748,862	2,864,838	2,825,480
Sales and marketing	822,034	865,683	3,495,274	3,063,523
Research and development	992,511	1,063,647	4,469,979	3,586,425
General and administrative	1,034,274	995,462	3,997,340	3,689,900
Restructuring costs -			0	44,912
Total operating expenses	3,708,964	3,673,654	14,827,431	13,210,240
Loss from operations	(950,230)	(1,454,069)	(3,787,133)	(5,193,383)
Interest and other income (expense), net
Interest and other income	49,353	52,079	245,401	221,493
Interest expense	(171,242)	(221)	(80,365)	(2,599)
Change in fair value of derivative liability -	145,714	0
Foreign exchange loss	687	(28,046)	(166,949)	(378,828)
Gain on settlement of debt -			246,715	0
Net loss for the year	(925,718)	(1,430,257)	(3,542,331)	(5,353,317)
Other comprehensive income (loss):
Foreign currency translation adjustments	(47,057)	(217,009)	639,560	2,324,461
Comprehensive loss	$ (972,775)	$ (1,647,266)	$ (2,902,771)	$ (3,028,856)
Net loss per share:
Basic and diluted	$ (0.03)	$ (0.04)	$ (0.11)	$ (0.17)
Weighted average common shares outstanding:	35,831,910	33,066,204	33,191,749	31,067,445

Statement of Operations (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010
Depreciation	$ 6,181	$ 3,994	$ 22,017	$ 6,361
Amortization of Intangible Assets	$ 280,880	$ 208,473	$ 853,677	$ 874,700

Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010
Cash flows from operating activities:
Net loss for the year	$ (925,718)	$ (1,430,257)	$ (3,542,331)	$ (5,353,317)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	30,841	34,509	134,880	276,410
Amortization of intangible assets	280,880	208,473	853,677	874,700
Stock-based compensation	244,261	300,485	812,485	883,225
Share purchase warrants	0	136,934	269,633	0
Shares issued as part of share purchase plan	0	7,941	25,327	15,489
Change in fair value of derivative liability	(145,714)	0
Foreign exchange loss	(687)	28,046	166,949	378,828
Accretion of debenture discount	159,798	0	55,738	0
Changes in assets and liabilities:
Accounts receivable	599,061	(116,599)	(529,447)	262,894
Prepaid expenses and deposits			111,801	109,906
Other assets	24,927	78,323	(18,658)	(16,716)
Decrease in other assets	(29,229)	(7,117)
Accounts payable and accrued liabilities	(387,661)	(132,963)	(35,745)	(874,926)
Unearned revenue	(188,252)	70,987	303,265	(38,840)
Customer deposits	65	(3,109)	(3,109)	(4,316)
Accrued warranty	(22,967)	5,848	25,905	(16,417)
Net cash used in operating activities	(360,395)	(818,499)	(1,369,630)	(3,503,080)
Cash flows from investing activities:
Purchase of equipment	(671)	(28,457)	(83,304)	(53,641)
Deposits	(1,021)	661	(48,701)	36,468
Net cash used in investing activities	(1,692)	(27,796)	(132,005)	(17,173)
Cash flows from financing activities:
Common stock issued	5,857,404	15,802	195,573	1,896,082
Convertible debenture	0	483,300	1,464,800	0
Net cash provided by financing activities	5,857,404	499,102	1,660,373	1,896,082
Foreign exchange effect on cash	26,760	369	(8,154)	249,052
Increase (decrease) in cash	5,522,077	(346,824)	150,584	(1,375,119)
Cash, beginning of the year	1,707,397	1,556,813	1,556,813	2,931,932
Cash, end of the year	7,229,474	1,209,989	1,707,397	1,556,813
Cash paid for:
Interest	5,297	221	25,835	2,599
Taxes			$ 0	$ 0

Statement of Stockholders Equity (USD $)	Common shares [Member] USD ( $)	Preferred shares [Member]	Additional Paid-In Capital [Member] USD ( $)	Accumulated Deficit [Member] USD ( $)	Accumulated Other Comprehensive Loss [Member] USD ( $)	Total USD ( $)
Beginning Balance at Apr. 30, 2009	$ 28,832		$ 48,718,443	$ (34,427,762)	$ (2,738,143)	$ 11,581,370
Beginning Balance (Shares) at Apr. 30, 2009	28,832,050	1
Private Placements	3,333		1,849,793			1,853,126
Private Placements (Shares)	3,333,334
Issued as part of debt settlement	527		392,889			393,416
Issued as part of debt settlement (Shares)	527,370
Exercise of stock options	26		11,952			11,978
Exercise of stock options (Shares)	25,875
Employee share purchase plan	89		46,378			46,467
Employee share purchase plan (Shares)	88,028
Exchange of subsidiary preferred shares	209		(209)
Exchange of subsidiary preferred shares (Shares)	208,970
Stock-based compensation			883,225			883,225
Net loss for the period				(5,353,317)		(5,353,317)
Foreign currency translation adjustment					2,324,461	2,324,461
Ending Balance at Apr. 30, 2010	33,016		51,902,471	(39,781,079)	(413,682)	11,740,726
Ending Balance (Shares) at Apr. 30, 2010	33,015,627	1
Proceeds allocated to warrants			269,633			269,633
Exercise of stock options	308		145,236			145,544
Exercise of stock options (Shares)	308,037
Employee share purchase plan	56		75,300			75,356
Employee share purchase plan (Shares)	55,571
Exchange of subsidiary preferred shares	60		(60)
Exchange of subsidiary preferred shares (Shares)	60,871
Stock-based compensation			812,485			812,485
Discount on convertible debenture - beneficial conversion feature			215,536			215,536
Net loss for the period				(3,542,331)		(3,542,331)
Foreign currency translation adjustment					639,560	639,560
Ending Balance at Apr. 30, 2011	33,440		53,420,601	(43,323,410)	225,878	10,356,509
Ending Balance (Shares) at Apr. 30, 2011	33,439,906	1
Beginning Balance at May. 01, 2011
Private Placements	3,146		5,633,024			5,636,170
Private Placements (Shares)	3,145,800
Proceeds allocated to warrants			(1,311,141)			(1,311,141)
Less: Share issue costs			(551,083)			(551,083)
Issued on conversion of debentures	1,332		1,463,468			1,464,800
Issued on conversion of debentures (Shares)	1,332,261
Shares issued on exercise of warrants	833		749,167			750,000
Shares issued on exercise of warrants (Shares)	833,334
Exercise of stock options	44		22,273			22,317
Exercise of stock options (Shares)	43,514
Stock-based compensation			244,261			244,261
Net loss for the period				(925,718)		(925,718)
Foreign currency translation adjustment					(47,057)	(47,057)
Ending Balance at Jul. 31, 2011	$ 38,795		$ 59,670,570	$ (44,249,128)	$ 178,821	$ 15,639,058
Ending Balance (Shares) at Jul. 31, 2011	38,794,815	1

Nature of Operations	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Nature of Operations [Text Block]
Note 1	Nature of Operations

CounterPath Corporation (the “Company”) was incorporated in the State of Nevada on April 18, 2003. The Company changed its name from CounterPath Solutions, Inc. to CounterPath Corporation on October 17, 2007. The Company’s common shares are quoted for trading on the Over-The-Counter Bulletin Board in the United States of America and on the TSX Venture Exchange in Canada.

On August 2, 2007, the Company acquired of all of the shares of NewHeights Software Corporation (“NewHeights”) through the issuance of 7,680,168 shares of the Company’s common stock and 369,836 preferred shares issued from a subsidiary of the Company that are exchangeable into 369,836 shares of common stock of the Company. For accounting purposes, the Company was deemed to be the acquirer of NewHeights based on certain factors including the number of common shares issued in the transaction as a proportion of the total common shares outstanding, and the composition of the board after the transaction.

On February 1, 2008, the Company acquired FirstHand Technologies Inc. (“FirstHand”), a private Ontario, Canada corporation, through the issuance of 5,900,014 shares of the Company’s common stock. For accounting purposes, the Company was deemed to be the acquirer of FirstHand based on certain factors including the number of common shares issued in the transaction as a proportion of the total common shares outstanding, and the composition of the board after the transaction.

On February 1, 2008, the Company acquired BridgePort Networks, Inc. (“BridgePort”), a private Delaware corporation, by way of merger in consideration for the assumption of all of the assets and liabilities of BridgePort. For accounting purposes, the Company was deemed to be the acquirer of BridgePort based on certain factors primarily being the composition of the board after the transaction.

On February 5, 2008, the Company's wholly-owned subsidiaries, NewHeights and CounterPath Solutions R&D Inc. were merged as a wholly-owned subsidiary of the Company under the name CounterPath Technologies Inc.

On March 19, 2008, the Company’s Board of Directors approved a five for one common stock consolidation. As a result, the Company's authorized capital decreased from 415,384,500 shares of common stock to 83,076,900 shares of common stock. The par value of the common stock was unaffected by the stock consolidation and remains at  $0.001 per share. All per share amounts and outstanding shares, including all common stock equivalents (stock options and warrants) have been retroactively adjusted in the Consolidated Financial Statements and in the Notes to the Consolidated Financial Statements for all periods presented to reflect the stock consolidation.

On November 1, 2010, the Company's wholly-owned subsidiary, FirstHand Technologies Inc. was amalgamated with CounterPath Technologies Inc. and carrying on as CounterPath Technologies Inc.

The Company focuses on the design, development, marketing and sales of desktop and mobile communications application software, conferencing software, gateway (server) software and related professional services, such as pre and post sales technical support and customization services. The Company’s products are sold into the Voice over Internet Protocol (VoIP) market primarily to telecom carriers, telecom original equipment manufacturers and businesses in North America, Central and South America, Europe and Asia.

Note 1	Nature of Operations

CounterPath Corporation (the “Company”) was incorporated in the State of Nevada on April 18, 2003. The Company changed its name from CounterPath Solutions, Inc. to CounterPath Corporation on October 17, 2007. The Company’s common shares are quoted for trading on the Over-The-Counter Bulletin Board in the United States of America and the TSX Venture Exchange in Canada.

On August 2, 2007, the Company acquired of all of the shares of NewHeights Software Corporation (“NewHeights”) through the issuance of 7,680,168 shares of the Company’s common stock and 369,836 preferred shares issued from a subsidiary of the Company exchangeable into 369,836 shares of common stock of the Company. For accounting purposes, the Company was deemed to be the acquirer of NewHeights based on certain factors including the number of common shares issued in the transaction as a proportion of the total common shares outstanding, and the composition of the board after the transaction.

On February 1, 2008, the Company acquired FirstHand Technologies Inc. (“FirstHand”), a private Ontario, Canada corporation, through the issuance of 5,900,014 shares of the Company’s common stock. For accounting purposes, the Company was deemed to be the acquirer of FirstHand based on certain factors including the number of common shares issued in the transaction as a proportion of the total common shares outstanding, and the composition of the board after the transaction.

On February 1, 2008, the Company acquired BridgePort Networks, Inc. (“BridgePort”), a private Delaware corporation, by way of merger in consideration for the assumption of all of the assets and liabilities of BridgePort. For accounting purposes, the Company was deemed to be the acquirer of BridgePort based on certain factors primarily being the composition of the board after the transaction.

On February 5, 2008, the Company's wholly-owned subsidiaries, NewHeights and CounterPath Solutions R&D Inc. were merged as a wholly-owned subsidiary of the Company under the name CounterPath Technologies Inc.

On March 19, 2008, the Company’s Board of Directors approved a five for one common stock consolidation. As a result, the Company's authorized capital decreased from 415,384,500 shares of common stock to 83,076,900 shares of common stock. The par value of the common stock was unaffected by the stock consolidation and remains at  $0.001 per share. All per share amounts and outstanding shares, including all common stock equivalents (stock options and warrants) have been retroactively adjusted in the Consolidated Financial Statements and in the Notes to the Consolidated Financial Statements for all periods presented to reflect the stock consolidation.

On November 1, 2010, the Company's wholly-owned subsidiary, FirstHand Technologies Inc. was amalgamated with CounterPath Technologies Inc. and carrying on as CounterPath Technologies Inc.

The Company focuses on the design, development, marketing and sales of desktop and mobile communications application software, conferencing software, gateway (server) software and related professional services, such as pre and post sales technical support and customization services. The Company’s products are sold into the Voice over Internet Protocol (VoIP) market primarily to telecom carriers, telecom original equipment manufacturers and businesses in North America, Central and South America, Europe and Asia.

Significant Accounting Policies and Going Concern	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Significant Accounting Policies and Going Concern [Text Block]
Note 2	Significant Accounting Policies and Going Concern

These interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America and are stated in U.S. dollars except where otherwise disclosed. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for the period necessarily involves the use of estimates, which have been made using careful judgment. Actual results may vary from these estimates.

These interim consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities and commitments in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary equity financing to continue operations and to generate sustainable significant revenue. There is no guarantee that the Company will be able to raise any equity financing or generate profitable operations. As at July 31, 2011, the Company has not yet achieved profitable operations and had an accumulated deficit of  $44,249,128 since incorporation. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

Under its current operating plan the Company will require approximately  $12- $14 million to fund ongoing operations and working capital requirements through July 31, 2012. Management is implementing a plan to address these uncertainties to enable the Company to continue as a going concern through the end of fiscal 2012 and beyond. This plan includes new equity financing in amounts sufficient to sustain operations, such as the private placement discussed in Note 6, and to increase revenues and decrease costs from operations.

Realizable values may be substantially different from carrying values as shown in these financial statements should the Company be unable to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The consolidated financial statements have been properly prepared within the framework of the significant accounting policies as follows:

a)	Basis of Presentation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, CounterPath Technologies Inc., a company existing under the laws of the province of British Columbia, Canada, BridgePort Networks, Inc. incorporated under the laws of the state of Delaware, BridgePort Networks (Europe) Ltd. Incorporated in the United Kingdom, and 6789722 Canada Inc., incorporated under the Canada Business Corporations Act. The results of NewHeights Software Corporation (which subsequently merged with another subsidiary to become CounterPath Technologies Inc.) are included from August 2, 2007, the date of acquisition. The results of FirstHand Technologies Inc. and BridgePort Networks, Inc. are included from February 1, 2008, the date of acquisition. All inter- company transactions and balances have been eliminated.

b)	Interim Reporting

The information presented in the accompanying interim consolidated financial statements is without audit pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in accordance with accounting principles generally accepted in the United States of America. Except where noted, these interim financial statements follow the same accounting policies and methods of their application as the Company’s April 30, 2011 annual consolidated financial statements. All adjustments are of a normal recurring nature. It is suggested that these interim financial statements be read in conjunction with the Company’s April 30, 2011 annual consolidated financial statements.

Operating results for the three months ended July 31, 2011 are not necessarily indicative of the results that can be expected for the year ending April 30, 2012.

c)	New Accounting Pronouncements

In September 2009, the FASB revised the authoritative guidance for revenue recognition for arrangements with multiple deliverables. The new guidance modifies the requirements for determining whether a deliverable can be treated as a separate unit of accounting by removing the criteria that verifiable and objective evidence of fair value exists for the undelivered elements. In allocating transaction consideration among the deliverables, the guidance also introduced the concept of using management's best estimate of a stand along selling price as an alternate basis for allocation. The guidance is effective in fiscal years beginning on or after June 15, 2010, and the Company is required to adopt this guidance in its first quarter of fiscal 2012. The adoption of this standard did not have a material impact on the Company's financial statements.

In September 2009, FASB’s Emerging Issues Task Force issued ASU 2009-14 “Certain Revenue Arrangements That Include Software Elements.” ASU 2009-14 addresses certain revenue arrangements that include software elements. This guidance states that tangible products with hardware and software components that work together to deliver the product functionality are considered non-software products, and the accounting guidance under the revenue arrangements with multiple deliverables is to be followed. This guidance is effective for arrangements entered into, or materially modified, in periods beginning on or after June 15, 2010, with earlier adoption permitted, and the Company is required to adopt this guidance in its first quarter of fiscal 2012. The adoption of ASU 2009-14 did not have a material impact on the Company's financial statements.

In April 2010, the FASB issued Accounting Standards Update No. 2010-13, Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades , amends Topic 718 to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. It is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The amendments should be applied by recording a cumulative-effect adjustment to the opening balance of retained earnings. The cumulative-effect adjustment should be calculated for all awards outstanding as of the beginning of the year in which the amendments are initially applied, as if the amendments had been applied consistently since the inception of the award. The adoption of ASC 2010-13 did not have a material impact on the Company's financial statements.

In April 2010, the FASB issued Accounting Standards Update No. 2010-17, Revenue Recognition— Milestone Method (Topic 605) – Revenue Recognition (ASU 2010-17). ASU 2010-17 provides guidance on defining the milestone and determining when the use of the milestone method of revenue recognition for research or development transactions is appropriate. It provides criteria for evaluating if the milestone is substantive and clarifies that a vendor can recognize consideration that is contingent upon achievement of a milestone as revenue in the period in which the milestone is achieved, if the milestone meets all the criteria to be considered substantive. ASU 2010-17 is effective for the Company in fiscal 2012 and should be applied prospectively. The adoption of ASU 2010-17 did not have a material impact on the Company's financial statements.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs , which aligns the fair value measurement and disclosure requirements in U.S. GAAP and the International Financial Reporting Standards (IFRSs). Many of the amendments in this ASU will not result in a change in requirements, but simply clarify existing requirements. The amendments in this ASU that do change a principle or requirement for measuring fair value or disclosing information about fair value measurements include the following: (1) the ASU permits an exception for measuring fair value when a reporting entity manages its financial instruments on the basis of its net exposure, rather than gross exposure, to those risks; (2) the ASU clarifies that the application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability being measured at fair value; (3) the ASU prohibits blockage discounts for level 2 and 3 investments; and (4) the amendments expand the fair value measurement disclosures. The ASU is to be applied prospectively. For public entities, the ASU is effective during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact of the pending adoption of ASU 2011-04 on its consolidated financial statements.

In June 2011 the FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income , which eliminates the option of presenting the components of other comprehensive income (OCI) as part of the statement of changes in stockholders’ equity. The ASU instead permits an entity to present the total of comprehensive income, the components of net income and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. With either format, the entity is required to present each component of net income along with total net income, each component of OCI along with the total for OCI, and a total amount for comprehensive income. Also, the ASU requires entities to present, for either format, reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. This ASU is to be applied retrospectively. For public entities, the ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not anticipate that the adoption of ASU 2011-05 will have any impact on its consolidated financial statements.

d)	Goodwill and Intangible Assets

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired as of the acquisition date. ASC Topic 350 (prior authoritative literature: Statement of Financial Accounting Standards No. 142, “Goodwill and Other Intangible Assets” (“SFAS No. 142”)). ASC 350 requires goodwill to be tested for impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the Company's business enterprise below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. Recoverability of goodwill is measured at the reporting unit level by comparing the reporting unit’s carrying amount, including goodwill, to the fair value of the reporting unit, which is measured based upon, among other factors, market multiples for comparable companies as well as a discounted cash flow analysis.

Management has determined that the Company currently has a single reporting unit which is CounterPath Corporation. If the recorded value of the assets, including goodwill, and liabilities (“net book value”) of the reporting unit exceeds its fair value, an impairment loss may be required.

Goodwill of  $6,339,717 (CDN $6,704,947) and  $2,083,960 (CDN $2,083,752) was initially recorded in connection with the acquisition of NewHeights Software Corporation on August 2, 2007 and FirstHand Technologies Inc. on February 1, 2008. Translated to U.S. dollars using the period end rate, the goodwill balance at July 31, 2011 was  $7,014,716 (CDN $6,704,947) (April 30, 2011 -  $7,055,616) and  $2,179,667 (CDN $2,083,752) (April 30, 2011 -  $2,192,377), respectively. Management will perform its annual impairment test in its fiscal fourth quarter. No impairment charges were recorded for the three months ended July 31, 2011 and 2010.

The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Intangible assets include the intangibles purchased in connection with the acquisition of NewHeights Software Corporation on August 2, 2007, and FirstHand Technologies Inc. and BridgePort Networks, Inc. on February 1, 2008.

The intangible assets of NewHeights are reported at acquisition cost and include amounts initially allocated to acquired technologies of  $3,454,839 (CDN $3,678,100) and customer asset of  $2,283,908 (CDN $2,431,500). The acquired technologies are amortized based on their estimated useful life of four years and the customer asset is amortized on the basis of Management’s estimate of the future cash flows from this asset over approximately five years, which is Management’s estimate of the useful life of the customer asset.

The intangible assets of FirstHand are reported at acquisition cost and include amounts initially allocated to acquired technologies of  $2,804,700 (CDN $2,804,700) and customer asset of  $587,000 (CDN $587,000). The acquired technologies are amortized based on their estimated useful life of four years and the customer asset is amortized on the basis of Management’s estimate of the future cash flows from this asset over approximately five years, which is Management’s estimate of the useful life of the customer asset.

The intangible assets of BridgePort are being carried and reported at acquisition cost and include amounts initially allocated to acquired technologies of  $476,703 and customer asset of  $43,594. The acquired technologies are amortized based on their estimated useful life of four years and the customer asset is amortized on the basis of Management’s estimate of the future cash flows from this asset over approximately five years, which is Management’s estimate of the useful life of the customer asset.

A summary of the Company’s intangible assets, net, at July 31, 2011 is as follows:

			Accumulated
		Accumulated	Impairment	Net Carrying
	Cost	Amortization	Charge	Amount
Acquired technologies	$6,315,726	$4,217,784	$1,888,658	$209,284
Customer assets	2,744,516	1,166,666	1,216,028	361,822
Intangible assets	$9,060,242	$5,384,450	$3,104,686	$571,106

Note 2	Significant Accounting Policies and Going Concern

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America and are stated in U.S. dollars except where otherwise disclosed. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for the period necessarily involves the use of estimates, which have been made using careful judgment. Actual results may vary from these estimates.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities and commitments in the normal course of business.

The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary debt and equity financing to continue operations and to generate sustainable significant revenue. There is no guarantee that the Company will be able to raise any equity financing or generate profitable operations. As at April 30, 2011, the Company has not yet achieved profitable operations and had an accumulated deficit of  $43,323,410 since incorporation and incurred a net loss for the year ended April 30, 2011 totalling  $3,542,331. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

Under its current operating plan the Company will require approximately  $12-14 million to fund ongoing operations and working capital requirements through April 30, 2012. Management is implementing a plan to address these uncertainties to enable the Company to continue as a going concern through the end of fiscal 2012 and beyond. This plan includes new equity financing in amounts sufficient to sustain operations, such as the private placement discussed in Note 16, and to increase revenues and decrease costs from operations.

Realizable values may be substantially different from carrying values as shown in these financial statements should the Company be unable to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The consolidated financial statements have been properly prepared within the framework of the significant accounting policies as follows:

a)	Basis of Presentation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, CounterPath Technologies Inc., a company existing under the laws of the province of British Columbia, Canada, BridgePort Networks, Inc. incorporated under the laws of the state of Delaware and 6789722 Canada Inc., incorporated under the Canada Business Corporations Act. The results of NewHeights Software Corporation (which subsequently merged with another subsidiary to become CounterPath Technologies Inc.) are included from August 2, 2007, the date of acquisition. The results of FirstHand Technologies Inc. (which subsequently was merged with CounterPath Technologies Inc.) and BridgePort Networks, Inc. are included from February 1, 2008, the date of acquisition. All inter-company transactions and balances have been eliminated.

b)	Significant Accounting Policies

Revenue Recognition:

The Company recognizes revenue in accordance with the ASC 985-605 (prior authoritative literature: American Institute of Certified Public Accountants (AICPA) Statement of Position (“SOP”) 97-2) “Software Revenue Recognition”, as amended by SOP 98-9, “Modification of SOP 97-2, Software Revenue Recognition with Respect to Certain Transactions”. In accordance with these standards, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collection of the related accounts receivable is deemed probable. In making these judgments, management evaluates these criteria as follows:

Persuasive evidence of an arrangement. The Company considers a noncancelable agreement signed by the Company and the customer to be representative of persuasive evidence of an arrangement.

Delivery has occurred. The Company considers delivery to have occurred when the product has been delivered to the customer and no post delivery obligations exist. In instances where customer acceptance is required, delivery is deemed to have occurred when customer acceptance has been achieved.

Fees are fixed or determinable. The Company considers the fee to be fixed or determinable unless the fee is subject to refund or adjustment or is not payable within normal payment terms. If the fee is subject to refund or adjustment, the Company recognizes revenue when the refund or adjustment right lapses. If offered payment terms exceed the Company’s normal terms, the Company recognizes revenue as the amounts become due and payable or upon the receipt of cash when extended payment terms beyond 180 days are offered.

Collection is deemed probable. Collection is deemed probable if, based upon the Company’s evaluation, the Company expects that the customer will be able to pay amounts under the arrangement as payments become due. If the Company determines that collection is not probable, revenue is deferred and recognized upon the receipt of cash.

A substantial amount of the Company’s sales involve multiple element arrangements, such as products, support, professional services, and training. When arrangements include multiple elements, the Company allocates the total fee among the various elements using the residual method. Under the residual method, revenue is recognized when vendor specific objective evidence (VSOE) of fair value exists for all of the undelivered elements of the arrangement, but does not exist for one or more of the delivered elements of the arrangement. Each arrangement requires the Company to analyze the individual elements in the transaction and to estimate the fair value of each undelivered element, which typically represents support services.

Revenue is allocated to each of the undelivered elements based on its respective fair value.

For contracts with elements related to customized network solutions and certain network build-outs, we apply FASB Accounting Standards Codification (“ASC”) Subtopic 605-25 (Prior authoritative literature: Emerging Issues Task Force Issue No. 00-21, "Revenue Arrangements with Multiple Deliverables") and revenues are recognized under ASC 605-35 (prior authoritative literature: SOP 81-1, "Accounting for Performance of Construction-Type and Certain Production-Type Contracts"), generally using the percentage-of-completion method.

In using the percentage-of-completion method, revenues are generally recorded based on a completion of milestones as described in the agreement. Profit estimates on long-term contracts are revised periodically based on changes in circumstances and any losses on contracts are recognized in the period that such losses become known.

Service revenue includes sales of support and other services, including professional services, training, and reimbursable travel. Support services include telephone support, e-mail support and unspecified rights to product updates and upgrades, and are recognized ratably over the term of the service period, which is generally 12 months. Support revenue is generally deferred until the related product has been accepted and all other revenue recognition criteria have been met. Professional services and training revenue is recognized as the related service has been performed.

Stock-Based Compensation :

The Company adopted ASC 718 (prior authoritative literature: Statement of Financial Accounting Standards (“SFAS”) No. 123R, “Accounting for Stock-Based Compensation”), using the modified prospective method on May 1, 2006. Under this application, the Company is required to record compensation expense, based on the fair value of the awards, for all awards granted after the date of adoption and for the unvested portion of previously granted awards that remain outstanding as at the date of adoption. In accordance with ASC 718, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period.

Stock options granted to non-employees were accounted for in accordance with ASC 718 and ASC 505-50 (prior authoritative literature: EITF No. 96-18, "Accounting for Equity Instruments that are Issued to Other Than Employees for Acquiring, or in Conjunction With Selling Goods or Services") and were measured at the fair value of the options as determined by an option pricing model on the measurement date and compensation expense is amortized over the vesting period or, if none exists, over the service period. Compensation expense for unvested options to non-employees is revalued at each balance sheet date and is being amortized over the vesting period of the options.

With the adoption of ASC 718, the Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options granted. The Company has estimated the fair value of option awards to employees and non-employees for the years ended April 30, 2011 and April 30, 2010 using the assumptions more fully described in Note 8.

Use of Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires the Company’s management to make estimates and assumptions which affect the amounts reported in these consolidated financial statements, the notes thereto, and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Equipment and Amortization:

Equipment is recorded at cost. Depreciation is provided for using the straight-line method over the estimated useful lives as follows:

Computer hardware	Two years
Computer software	Two years
Leasehold improvements	Shorter of lease term or estimated economic life
Office furniture	Five years
Website	Three years

Research and Development:

Research and development expense includes costs incurred to develop intellectual property. The costs for the development of new software and substantial enhancements to existing software are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. Management has determined that technological feasibility is established at the time a working model of software is completed. Because management believes that the current process for developing software will be essentially completed concurrently with the establishment of technological feasibility, no costs have been capitalized to date.

Restructuring Costs:

The Company accounts for our restructuring activities in accordance with ASC 420 (prior authoritative literature: Statement of Financial Accounting Standards No. 146, Accounting for Costs Associated with Exit or Disposal Activities). In accordance with ASC 420, a business restructuring is defined as an exit activity that includes but is not limited to a program that is planned and controlled by management, and materially changes either the scope of a business or the manner in which that business is conducted. Business restructuring charges include (i) one-time termination benefits related to employee separations, (ii) contract termination costs, and (iii) other costs associated with consolidating or closing of facilities The Company’s restructuring costs for its post acquisition activities are more fully described in Note 14.

Website Development Costs:

The Company recognizes the costs associated with developing a website in accordance with ACS Topic 350- 40 (prior authoritative literature: the American Institute of Certified Public Accountants (“AICPA”) Statement of Position (“SOP”) No. 98-1, “Accounting for the Costs of Computer Software Developed or Obtained for Internal Use”). Relating to website development costs, the Company follows the guidance pursuant to ASC Topic 350-50 (prior authoritative literature: Emerging Issues Task Force (EITF) No. 00-2, “Accounting for Website Development Costs”).

Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Internal and external costs incurred to develop internal-use computer software during the application development stage are capitalized. Training costs are not internal-use software development costs and, if incurred during this stage, are expensed as incurred.

These capitalized costs are amortized based on their estimated useful life over three years. Payroll and other related costs are not capitalized, as the amounts principally relate to maintenance.

Impairment of Long-Lived Assets:

In accordance with ASC Topic 360-10-15 (prior authoritative literature: Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards (“SFAS”) No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets”), the carrying value of intangible assets and other long-lived assets are reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Intangible assets include the intangibles purchased in connection with the acquisition of NewHeights Software Corporation on August 2, 2007, and FirstHand Technologies Inc. and BridgePort Networks, Inc. on February 1, 2008.

The intangible assets of NewHeights are reported at acquisition cost and include amounts initially allocated to acquired technologies of  $3,454,839 (CDN $3,678,100) and customer asset of  $2,283,908 (CDN $2,431,500). The acquired technologies are amortized based on their estimated useful life of four years and the customer asset is amortized on the basis of Management’s estimate of the future cash flows from this asset over approximately five years, which is Management’s estimate of the useful life of the customer asset.

The intangible assets of FirstHand are reported at acquisition cost and include amounts initially allocated to acquired technologies of  $2,804,700 (CDN $2,804,700) and customer asset of  $587,000 (CDN $587,000). The acquired technologies are amortized based on their estimated useful life of four years and the customer asset is amortized on the basis of Management’s estimate of the future cash flows from this asset over approximately five years, which is Management’s estimate of the useful life of the customer asset.

The intangible assets of BridgePort are being carried and reported at acquisition cost and include amounts initially allocated to acquired technologies of  $476,703 and customer asset of  $43,594. The acquired technologies are amortized based on their estimated useful life of four years and the customer asset is amortized on the basis of Management’s estimate of the future cash flows from this asset over approximately five years, which is Management’s estimate of the useful life of the customer asset.

The expected amortization to be recorded for years ended April 30, 2012, and April 30, 2013, of the acquired technologies and customer asset is as follows:

	NewHeights	FirstHand	BridgePort	Total

2012	$214,099	$534,087	$70,564	$818,750
2013	40,914	–	–	40,914

The above intangible assets are expected to be fully amortized as at April 30, 2013.

In accordance with ASC Topic 360-10-15 (prior authoritative literature: SFAS 144), the Company performed an assessment as of April 30, 2011 and determined that there was no impairment of its intangible assets (2010 -  $nil).

The Company performed its assessment at the asset group level which represented the lowest level of cash flows that are largely independent of cash flows of other assets and liabilities. For the Company this asset grouping is deemed to be at the reporting unit level and consists of acquired technology and customer relationships (which were recorded as a result of the acquisitions of FirstHand and NewHeights), and equipment. When performing this test at the reporting unit level, goodwill is included in the carrying value of the asset group. The Company assessed the recoverability of the carrying value of its long-lived assets based on estimated undiscounted cash flows to be generated from such assets. For the year ended April 30, 2011, the carrying value of the asset group was less than the undiscounted cash flows, indicating no impairment (2010 -  $nil).

A summary of the Company’s intangible assets, net, at April 30, 2011, is as follows:

		Accumulated	Impairment	Net Carrying
	Cost	Amortization	Charge	Amount
Acquired technologies	$6,314,811	$4,038,003	$1,888,658	$388,150
Customer assets	2,747,117	1,059,575	1,216,028	471,514
Intangible assets, April 30, 2011	$9,061,928	$5,097,578	$3,104,686	$859,664

A summary of the Company’s intangible assets, net at April 30, 2010 is as follows:

		Accumulated	Impairment	Net Carrying
	Cost	Amortization	Charge	Amount
Acquired technologies	$6,304,947	$3,370,200	$1,888,658	$1,046,089
Customer assets	2,723,993	879,695	1,216,028	628,270
Intangible assets, April 30, 2010	$9,028,940	$4,249,895	$3,104,686	$1,674,359

Accounts Receivable and Allowance for Doubtful Accounts:

Accounts receivable are presented net of an allowance for doubtful accounts. The allowance was  $49,883 at April 30, 2011 (2010 -  $1,116,119). Bad debt expense for the year ended April 30, 2011, was  $183,893 (2010 -  $296,887).

The Company evaluates, on a periodic basis, the collectability of its accounts receivable balances on an individual customer basis considering a number of factors including the length of time accounts receivable are beyond the contractual payment terms, the Company’s previous loss history with the customer and the customer’s ability to pay its obligation to the Company.

When the Company becomes aware of a specific customer’s inability to meet its financial obligations to the Company, the Company records a specific bad debt provision to reduce the customer’s related accounts.

Foreign Currency Translation:

The Company’s wholly-owned subsidiaries with a functional currency other than the U.S. dollar translate amounts to the reporting currency, United States dollars, in accordance with ASC Topic 830 (prior authoritative literature: SFAS No. 52, “Foreign Currency Translation”). At each balance sheet date, assets and liabilities that are denominated in a currency other than U.S. dollars are adjusted to reflect the current exchange rate which may give rise to a foreign currency translation adjustment accounted for as a separate component of stockholders’ equity and included in comprehensive loss.

For transactions undertaken by the Company in foreign currencies, monetary assets and liabilities are translated into the functional currency at the exchange rate in effect at the end of the year. Non-monetary assets and liabilities are translated at the exchange rate prevailing when the assets were acquired or the liabilities assumed. Revenues and expenses are translated at the rate approximating the rate of exchange on the transaction date. Exchange gains and losses are included in the determination of net income (loss) for the year.

Accrued Warranty:

The Company’s warranty policy generally provides for one year of warranty for its products. The Company records a liability for estimated warranty obligations at the date products are sold. The estimated cost of warranty coverage is based on the Company’s actual historical experience with its current products or similar products. For new products, the required reserve is based on historical experience of similar products until such time as sufficient historical data has been collected on the new product. Estimated liabilities for warranty exposures, which relate to normal product warranties and a one-year obligation to provide for potential future liabilities for product sales for the years ended April 30, 2011 and 2010 were as follows:

	Years Ended April 30,
	2011	2010

Balance, beginning of year	$120,963	$137,378
Change	19,905	(16,415)
Balance, end of year	$146,868	$120,963

Trademarks:

Costs related to trademark applications have been deferred and are included in other assets. Once granted, trademark costs will be amortized over their useful lives.

Fair Value of Financial Instruments:

The fair value of the Company’s financial instruments, which consist of cash, accounts receivable, accounts payable and accrued liabilities, customer deposits and accrued warranty. The fair value for convertible debt approximates book value using current rates of interest.

As a basis for considering market participant assumptions in fair value measurements, ASC 820-10 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

The fair value hierarchy, as defined by ASC 820-10, contains three levels of inputs that may be used to measure fair value as follows:

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals; and Level 3 inputs are unobservable inputs for the asset or liability which are typically based on an entity’s own assumptions, as there is little, if any, related market activity.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The Company’s derivative financial instruments are valued using observable market-based inputs to industry valuation models. These valuation models require a variety of inputs, including contractual terms, market prices, yield curves, and measures of volatility obtained from various market sources.

The Company measures certain financial assets, including any foreign currency option or forward contracts at fair value. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Income Taxes:

The Company accounts for income taxes by the asset and liability method in accordance with ASC Topic 740 (prior authoritative literature: SFAS 109, “ Accounting for Income Taxes”) . Under this method, current income taxes are recognized for the estimated income taxes payable for the current year. Deferred income tax assets and liabilities are recognized in the current year for temporary differences between the tax and accounting bases of assets and liabilities as well as for the benefit of losses available to be carried forward to future years for tax purposes that are likely to be realized. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company has not recorded a deferred tax liability related to its investment in foreign subsidiaries. The Company has determined that its investment in these subsidiaries is permanent in nature and it does not intend to dispose of these investments in the foreseeable future. The amount of the deferred tax liability related to the Company's investment in foreign subsidiaries is not reasonably determinable.

On May 1, 2007, the Company adopted Financial Accounting Standards Board (“FASB”) interpretation No. 48 (“FIN 48”), “ Accounting for Uncertainty in Income Taxes ”, (codified in FASB ASC Topic 740). FIN 48 contains a two-step approach to recognizing and measuring uncertain tax positions taken or expected to be taken in a tax return. The first step is to determine if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained in an audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company recognizes interest and penalties accrued on unrecognized tax benefits within general and administrative expense. To the extent that accrued interest and penalties do not ultimately become payable, amounts accrued will be reduced and reflected as a reduction in general and administrative expenses in the period that such determination is made.

The cumulative effect of adopting FIN 48 of $72,413 was recorded as an increase to accumulated deficit on May 1, 2007.

Comprehensive Loss:

The Company has adopted ASC Topic 220 (prior authoritative literature: SFAS No. 130 “ Reporting Comprehensive Income ”). Comprehensive loss is comprised of foreign currency translation adjustments.

Basic and Diluted Loss per Share:

The Company computes net loss per share in accordance with ASC Topics 260 and ASC 260-10 (prior authoritative literature: SFAS No. 128, "Earnings Per Share", and EITF No. 03-06, “Participating Securities and the Two-Class Method under FASB Statement No. 128”, respectively).

Basic earnings per share is computed based on the weighted average number of ordinary shares outstanding and assumes an allocation of net income to the preferred shares issued from 6789722 Canada Inc., a subsidiary of the Company, that are exchangeable shares of common stock of the Company (Note 7) for the period or portion of the period that this security is outstanding. There are no exchangeable shares remaining as all have been exchanged into shares of common stock of the Company as of April 30, 2011.

ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted EPS gives effect to all dilutive potential common shares outstanding during the year including stock options and warrants using the treasury stock method. In computing diluted EPS, the average stock price for the year is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. For the year ended April 30, 2011, loss per share excludes 7,606,591 (April 30, 2010 – 7,549,795) potentially dilutive common shares (related to stock options, warrants, and convertible debt) as their effect was anti-dilutive.

Investment tax credits:

Investment tax credits are accounted for under the cost reduction method whereby they are netted against the expense or property and equipment to which they relate. Investment tax credits are recorded when the qualifying expenditures have been incurred and if it is more likely not that the tax credits will be realized.

Goodwill:

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired as of the acquisition date. ASC Topic 350 (prior authoritative literature: Statement of Financial Accounting Standards No. 142, “ Goodwill and Other Intangible Assets ” (“SFAS No. 142”)). ASC 350 requires goodwill to be tested for impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the Company's business enterprise below its carrying value. These events or circumstances could include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. Recoverability of goodwill is measured at the reporting unit level by comparing the reporting unit’s carrying amount, including goodwill, to the fair value of the reporting unit, which is measured based upon, among other factors, market multiples for comparable companies as well as a discounted cash flow analysis.

Management has determined that the Company currently has a single reporting unit which is CounterPath Corporation. If the recorded value of the assets, including goodwill, and liabilities (“net book value”) of the reporting unit exceeds its fair value, an impairment loss may be required.

Goodwill of  $6,339,717 (CDN $6,704,947) and  $2,083,960 (CDN $2,083,752) was initially recorded in connection with the acquisition of NewHeights Software Corporation on August 2, 2007 and FirstHand Technologies Inc. on February 1, 2008. Translated to U.S. dollars using the period end rate, the goodwill balance at April 30, 2011 was  $7,055,616 (CDN $6,704,947) (April 30, 2010 -  $6,668,070) and  $2,192,377 (CDN $2,083,752) (April 30, 2010 -  $2,071,955), respectively. During the fourth quarter of its fiscal year ended April 30, 2011, the Company performed its annual impairment test. In the first step, Management compared the fair value of the Company to its carrying value based upon an analysis of a number of factors including the Company’s market capitalization and transaction values of comparable companies as at April 30, 2011. On this basis Management determined that the Company’s implied fair value exceeded its carrying value and has not recognized any impairment of goodwill in the consolidated financial statements for the year ended April 30, 2011 (2010 -  $nil).

Derivative Instruments and Hedging Activities:

The Company accounts for derivative instruments, consisting of foreign currency forward contracts, pursuant to the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“SFAS 161”), effective at the beginning of the first quarter of fiscal year 2010. SFAS No. 161 was incorporated into ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires the Company to measure derivative instruments at fair value and record them in our balance sheet as either an asset or liability and expands financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, results of operations and cash flows. The Company does not use derivative instruments for trading purposes. ASC 815 also requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The Company manages foreign currency market risk using option or forward contracts to offset the risk associated with the effects of certain foreign currency exposures primarily related to non-functional currency intercompany loans and advances between our international subsidiaries as well as other balance sheet accounts, particularly accounts receivable, accounts payable and certain accrual accounts. The Company revalues all contracts to their current market value at the end of each reporting period and unrealized gains and losses are included in our results of operations for that period. These gains and losses largely offset gains and losses recorded from the revaluation of our non-functional currency balance sheet exposures. We expect this to mitigate some foreign currency transaction gains or losses in future periods. Our net realized gain or loss with respect to currency fluctuations will depend on the currency exchange rates and other factors in effect as the contracts mature.

We record our foreign currency forward contracts on our Consolidated Balance Sheets as other current assets or other current liabilities depending on whether the net fair value of such contracts is a net asset or net liability, respectively (see Note 11 “Derivative Instruments and Hedging Activities,” of the Notes to the Consolidated Financial Statements).

c)	New Accounting Pronouncements

In September 2009, the FASB revised the authoritative guidance for revenue recognition for arrangements with multiple deliverables. The new guidance modifies the requirements for determining whether a deliverable can be treated as a separate unit of accounting by removing the criteria that verifiable and objective evidence of fair value exists for the undelivered elements. In allocating transaction consideration among the deliverables, the guidance also introduced the concept of using management's best estimate of a stand along selling price as an alternate basis for allocation. The guidance is effective in fiscal years beginning on or after June 15, 2010, and the Company is required to adopt this guidance in its first quarter of fiscal 2012. The Company is currently evaluating the impact this guidance may have on its financial position, results of operations and cash flows.

In September 2009, FASB’s Emerging Issues Task Force issued ASU 2009-14 “Certain Revenue Arrangements That Include Software Elements.” ASU 2009-14 addresses certain revenue arrangements that include software elements. This guidance states that tangible products with hardware and software components that work together to deliver the product functionality are considered non-software products, and the accounting guidance under the revenue arrangements with multiple deliverables is to be followed. This guidance is effective for arrangements entered into, or materially modified, in periods beginning on or after June 15, 2010, with earlier adoption permitted, and the Company is required to adopt this guidance in its first quarter of fiscal 2012. The Company is currently evaluating the impact this guidance may have on its financial position, results of operations and cash flows.

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which is included in the ASC in Topic 820 (Fair Value Measurements and Disclosures). ASU 2010-06 requires new disclosures on the amount and reason for transfers in and out of Level 1 and 2 fair value measurements. ASU 2010-06 also requires disclosure of activities, including purchases, sales, issuances, and settlements within the Level 3 fair value measurements and clarify existing disclosure requirements on levels of disaggregation and disclosures about inputs and valuation techniques. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009. The Company adopted the provisions of ASU 2010-06 and it did not have a material impact on the financial statements for the year ended April 30, 2011.

In February 2010, the FASB issued ASU 2010-09, Subsequent Events . ASU 2010-09 was issued to amend ASC 855 to remove the requirement for SEC filers to disclose the date through which an entity has evaluated subsequent events. This change is intended to alleviate potential conflicts with current SEC guidance. The provisions of ASU 2010-09 are effective upon issuance. The adoption of ASC 855 and ASU 2010-09 did not have a material impact on the Company's financial statements.

In April 2010, the FASB issued Accounting Standards Update No. 2010-17, Revenue Recognition—Milestone Method (Topic 605) – Revenue Recognition (ASU 2010-17). ASU 2010-17 provides guidance on defining the milestone and determining when the use of the milestone method of revenue recognition for research or development transactions is appropriate. It provides criteria for evaluating if the milestone is substantive and clarifies that a vendor can recognize consideration that is contingent upon achievement of a milestone as revenue in the period in which the milestone is achieved, if the milestone meets all the criteria to be considered substantive. ASU 2010-17 is effective for us in fiscal 2012 and should be applied prospectively. The Company is currently evaluating the impact of the pending adoption of ASU 2010-17 on our consolidated financial statements.

Equipment	12 Months Ended
Apr. 30, 2011
Equipment [Text Block]
Note 3	Equipment

	April 30, 2011
		Accumulated
	Cost	Depreciation	Net

Computer hardware	$730,148	$730,148	$–
Computer software	774,769	753,298	21,471
Leasehold improvements	206,941	193,303	13,638
Office furniture	228,422	203,957	24,465
Websites	49,915	49,915	–
	$1,990,195	$1,930,621	$59,574

	April 30, 2010
		Accumulated
	Cost	Depreciation	Net

Computer hardware	$686,844	$686,468	$376
Computer software	734,769	726,378	8,391
Leasehold improvements	206,941	175,305	31,636
Office furniture	228,422	166,008	62,414
Websites	49,915	41,582	8,333
	$1,906,891	$1,795,741	$111,150

Accounts Payable and Accrued Liabilities	12 Months Ended
Apr. 30, 2011
Accounts Payable and Accrued Liabilities [Text Block]
Note 4	Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at April 30, 2011 and 2010 are comprised of the following:

	April 30,
	2011	2010
Accounts payable – trade	$658,904	$499,900
Accrued commissions	162,147	158,343
Accrued vacation	472,830	362,618
Codec royalties	462,423	493,868
Research fees	–	246,706
Accrued severance – Note 12	225,719	344,433
Other accrued liabilities	358,874	207,820
	$2,340,897	$2,313,688

Related Party Transactions	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Related Party Transactions [Text Block]
Note 3	Related Party Transactions

The Company’s Chairman is the Chairman and founding shareholder of Mitel Networks Corporation (“Mitel”). On July 31, 2008 the Company entered into a source code license agreement whereby the Company licensed to Mitel the source code for the Your Assistant product in consideration of a payment of  $650,000. Associated with the agreement are ongoing license fees to be paid by Mitel of  $13.50 per copy deployed, declining to  $9.00 per copy deployed after two years and declining from  $9.00 to nil after four years. In addition, the agreement provides Mitel with a first right to match any third party offer to purchase the source code software and related intellectual property. The Company’s software license revenue for the three months ended July 31, 2011, pursuant to the terms of these agreements, was  $108,642 (2010 -  $152,745), respectively. As at July 31, 2011, the Company had an accounts receivable balance from Mitel of  $82,431 (April 30, 2011 -  $176,162).

During the three months ended July 31, 2011, the Company through its wholly owned subsidiary, FirstHand Technologies Inc., paid  $21,030 (2010 -  $19,365) to Kanata Research Park Corporation (“KRP”) for leased office space. KRP is controlled by the Company’s Chairman.

In connection with a private placement on June 14, 2011, Wesley Clover converted all of their outstanding convertible debentures of the Company in the aggregate principal amount of  $490,750 to 358,211 shares of common stock concurrent with the closing of the private placement. In addition, the Company entered into a warrant exercise agreement with Wesley Clover to exercise 833,334 warrants at an exercise price of  $0.90 per share Wesley Clover acquired on October 29, 2009, on or before July 30, 2011, prior to the expiry of the warrants on October 29, 2011. Subsequent to year end, Wesley Clover exercised 833,334 warrants at the original exercise price of  $0.90 per share (Note 11).

The above transactions are in the normal course of operations and are recorded at amounts established and agreed to between the related parties.

Note 5	Related Party Transactions

The Company’s Chairman is the Chairman and founding shareholder of Mitel Networks Corporation (“Mitel”). On July 31, 2008 the Company entered into a source code license agreement whereby the Company licensed to Mitel the source code for the Your Assistant product in consideration of a payment of  $650,000. Associated with the agreement are ongoing license fees to be paid by Mitel of  $13.50 per copy deployed, declining to  $9.00 per copy deployed after two years and declining from  $9.00 to nil after four years. In addition, the agreement provides Mitel with a first right to match any third party offer to purchase the source code software and related intellectual property. The Company’s software license revenue for the year ended April 30, 2011, pursuant to the terms of these agreements, was  $525,968 (2010 -  $560,636).

As at April 30, 2011, the Company had an accounts receivable balance from Mitel of  $114,369 (April 30, 2010 -  $170,802).

During the year ended April 30, 2011, the Company provided consulting services totalling  $15,176 (2010 -  $nil) to Wesley Clover, a company controlled by the Chairman of the Company.

During the year ended April 30, 2011, the Company through its wholly owned subsidiary, CounterPath Technologies Inc., paid  $84,121 (2010 -  $79,500) to Kanata Research Park Corporation (“KRP”) for leased office space. KRP is controlled by the Company’s Chairman.

In connection with a non-brokered private placement which closed on October 29, 2010, the Company issued a convertible debenture in the principal amount of  $490,750 (CDN $500,000) to Wesley Clover, a company controlled by the Chairman of the Company. The debenture is convertible by the holder at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of  $1.37 per share. The convertible debenture is unsecured, bearing interest at the prime bank rate as quoted by the Bank of Montreal with interest payable monthly and maturing on July 30, 2012. During the year ended April 30, 2011, the Company paid interest of  $7,381 to Wesley Clover towards interest on convertible debentures.

In connection with a non-brokered private placement of 3,333,334 units which closed on October 29, 2009, Wesley Clover Corporation, a company controlled by the Chairman of the Company, purchased 1,666,667 units, at a price of  $0.56 (CDN $0.60) per unit, for aggregate proceeds of  $933,881 (CDN $1,000,000). Each unit consisted of one share of common stock and one-half of one non-transferable common share purchase warrant. Each whole warrant entitles the holder to purchase one share of common stock at a price of  $0.90 for a period of two years from the closing of the private placement.

In addition, the Company entered into warrant exercise agreements with Wesley Clover to exercise 833,334 warrants at an exercise price of  $0.90 per share Wesley Clover acquired on October 29, 2009, on or before July 30, 2011, prior to the expiry of the warrants on October 29, 2011. In the event that Wesley Clover does not exercise all of the warrants on or before August 31, 2011, a default amount of  $250,000 will be immediately due and payable to the Company and will incur interest at the rate of 2% per month (on a pro-rata basis) on the default amount until the default amount is paid in full.

The above transactions are in the normal course of operations and are recorded at amounts established and agreed to between the related parties.

Convertible Debentures	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Convertible Debentures [Text Block]
Note 4	Convertible Debentures

On July 30, 2010 and October 29, 2010, the Company issued two convertible debentures in the principal amounts of  $483,300 and  $490,750, respectively, to an investor. The debentures were convertible by the holder, at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of  $1.00 per share. On October 29, 2010, the Company issued a third convertible debenture in the principal amount of  $490,750 to a company controlled by the Chairman of the Company. The debenture was convertible by the holder at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of  $1.37 per share. The three convertible debentures were unsecured, bearing interest at the prime bank rate as quoted by the Bank of Montreal with interest payable monthly and maturing on July 30, 2012.

The convertible debentures may all be prepaid in whole or in part by the Company by paying 105% of the principal to be prepaid together with accrued and unpaid interest on or before July 30, 2011, or by paying 102.5% of the principal to be prepaid together with accrued and unpaid interest between July 31, 2011 and April 30, 2012, or by paying 100% of the principal to be prepaid together with accrued and unpaid interest between May 1, 2012 and July 30, 2012.

Pursuant to ASC Topic 470-20, “Debt with Conversion and Other Options,” The Company determined that the convertible debentures issued on October 29, 2010 contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was greater than the initial conversion price. Accordingly, the Company allocated  $765,964 to the convertible debentures and  $215,536 to the beneficial conversion feature. The amounts allocated to the beneficial conversion feature represent a discount on the debt financing which is accreted to income over the term of the debt. During the year ended April 30, 2011, the Company accreted  $55,738 by way of discount on the debentures issued.

The convertible debentures issued on July 30, 2010 did not contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was equal to or less than the initial conversion price.

On June 14, 2011 all the outstanding convertible debentures of the Company in the aggregate principal amount of  $1,464,800 were converted with a total of 1,332,261 common shares being issued to the holders. In addition, the Company accreted  $159,798 by way of discount on the debentures issued.

Note 6	Convertible Debentures

On July 30, 2010 and October 29, 2010, the Company issued two convertible debentures in the principal amounts of  $483,300 and  $490,750, respectively, to an investor. The debentures are convertible by the holder, at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of  $1.00 per share. On October 29, 2010, the Company issued a third convertible debenture in the principal amount of  $490,750 to a company controlled by the Chairman of the Company. The debenture is convertible by the holder at any time prior to maturity, in whole or in part into common shares of the Company at a conversion price of  $1.37 per share. The three convertible debentures are unsecured, bearing interest at the prime bank rate as quoted by the Bank of Montreal with interest payable monthly and maturing on July 30, 2012.

The convertible debentures may all be prepaid in whole or in part by the Company by paying 105% of the principal to be prepaid together with accrued and unpaid interest on or before July 30, 2011, or by paying 102.5% of the principal to be prepaid together with accrued and unpaid interest between July 31, 2011 and April 30, 2012, or by paying 100% of the principal to be prepaid together with accrued and unpaid interest between May 1, 2012 and July 30, 2012.

Pursuant to ASC Topic 470-20, “Debt with Conversion and Other Options,” The Company has determined that the convertible debentures issued on October 29, 2010 contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was greater than the initial conversion price. Accordingly, the Company allocated  $765,964 to the convertible debentures and  $215,536 to the beneficial conversion feature. The amounts allocated to the beneficial conversion feature represent a discount on the debt financing which is accreted to income over the term of the debt. During the year ended April 30, 2011, the Company accreted  $55,738 by way of discount on the debentures issued.

The convertible debentures issued on July 30, 2010 did not contain a beneficial conversion feature, as the fair value of the Company’s common stock on the date of issuance was equal to or less than the initial conversion price.

The following table summarizes the Company’s outstanding debentures for the year ended April 30, 2011, and April 30, 2010.

	April 30,
	2011	2010
Issuance of convertible debenture	$1,464,800	$–
Beneficial conversion feature	(215,536)	–
Accretion of debenture discount	55,738	–
Convertible debentures as at April 30, 2011	$1,305,002	$–

Exchangeable Shares	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Exchangeable Shares [Text Block]
Note 5	Exchangeable Shares

On August 2, 2007, the Company entered into a voting and exchange trust agreement among its subsidiary, 6789722 Canada Inc., and Valiant Trust Company whereby the Company issued and deposited with Valiant Trust a special preferred voting share of the Company in order to enable Valiant Trust to execute certain voting and exchange rights as trustee from time to time for and on behalf of the registered holders of the preferred shares of 6789722 Canada Inc. Each preferred share of 6789722 Canada Inc. is exchangeable into one share of common stock of the Company at the election of the shareholder, or, in certain circumstances, of the Company.

On October 9, 2008, and November 19, 2008, the Company issued 50,000 shares each totaling to 100,000 shares of common stock pursuant to a holder of 100,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. There were 269,841 outstanding exchangeable shares as of April 30, 2009 (April 30, 2008 - 369,841). As the exchangeable shares have already been recognized in connection with the acquisition of NewHeights, the value ascribed to these shares on exchange is  $nil.

On May 11, 2009, the Company issued 50,000 shares of common stock pursuant to a holder of 50,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On December 16, 2009, the Company issued 154,546 shares of common stock pursuant to a holder of 154,546 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On April 27, 2010, the Company issued 4,424 shares of common stock pursuant to a holder of 4,424 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On May 14, 2010, the Company issued 50,000 shares of common stock pursuant to a holder of 50,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On January 27, 2011, the Company issued 1,122 shares of common stock pursuant to a holder of 1,122 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights.

On January 28, 2011, the Company redeemed all of the remaining 9,749 exchangeable shares outstanding pursuant to the Company's redemption call right under the provisions attaching to the exchangeable shares of 6789722 Canada Inc. As a result there were no outstanding exchangeable shares as of April 30, 2011 (April 30, 2010 – 60,871). As the exchangeable shares have already been recognized in connection with the acquisition of NewHeights, the value ascribed to these shares on exchange is  $nil.

Note 7	Exchangeable Shares

On August 2, 2007, the Company entered into a voting and exchange trust agreement among its subsidiary, 6789722 Canada Inc., and Valiant Trust Company whereby the Company issued and deposited with Valiant Trust a special preferred voting share of the Company in order to enable Valiant Trust to execute certain voting and exchange rights as trustee from time to time for and on behalf of the registered holders of the preferred shares of 6789722 Canada Inc. Each preferred share of 6789722 Canada Inc. is exchangeable into one share of common stock of the Company at the election of the shareholder, or, in certain circumstances, of the Company.

On October 9, 2008, and November 19, 2008, the Company issued 50,000 shares each totaling to 100,000 shares of common stock pursuant to a holder of 100,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. There were 269,841 outstanding exchangeable shares as of April 30, 2009 (April 30, 2008 - 369,841). As the exchangeable shares have already been recognized in connection with the acquisition of NewHeights, the value ascribed to these shares on exchange is  $nil.

On May 11, 2009, the Company issued 50,000 shares of common stock pursuant to a holder of 50,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On December 16, 2009, the Company issued 154,546 shares of common stock pursuant to a holder of 154,546 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On April 27, 2010, the Company issued 4,424 shares of common stock pursuant to a holder of 4,424 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On May 14, 2010, the Company issued 50,000 shares of common stock pursuant to a holder of 50,000 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights. On January 27, 2011, the Company issued 1,122 shares of common stock pursuant to a holder of 1,122 shares of exchangeable preferred shares of its subsidiary 6789722 Canada Inc. exercising their exchange rights.

On January 28, 2011, the Company redeemed all of the remaining 9,749 exchangeable shares outstanding pursuant to the Company's redemption call right under the provisions attaching to the exchangeable shares of 6789722 Canada Inc. As a result there were no outstanding exchangeable shares as of April 30, 2011 (April 30, 2010 – 60,871). As the exchangeable shares have already been recognized in connection with the acquisition of NewHeights, the value ascribed to these shares on exchange is  $nil.

Common Stock	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Common Stock [Text Block]
Note 6	Common Stock

Private Placement

On June 14, 2011, the Company issued an aggregate of 3,145,800 units under a brokered private placement for aggregate gross proceeds of  $5,636,170 (CDN $5,505,150) at a price of  $1.79 (CDN $1.75) per unit, with each unit consisting of one share of the Company’s common stock and one-half of one common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share of the Company’s common stock at an exercise price of CDN $2.25 per share until June 14, 2013. In connection with the offering, the Company issued an aggregate of 220,206 broker warrants, with each broker warrant entitling the holder thereof to purchase one common share of the Company at an exercise price of CDN $1.75 per share until December 14, 2012. In addition, the Company incurred  $551,083 in share issue costs.

Stock Options

The Company has a stock option plan under which options to purchase common shares of the Company may be granted to employees, directors and consultants. Stock options entitle the holder to purchase common stock at a subscription price determined by the Board of Directors of the Company at the time of the grant. The options generally vest in the amount of 12.5% on the date which is six months from the date of grant and then beginning in the seventh month at 1/42 per month for 42 months, at which time the options are fully vested.

The maximum number of shares of common stock authorized by the stockholders and reserved for issuance by the Board of Directors of the Company under the 2010 Stock Option Plan is 5,860,000.

The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options granted. In accordance with ASC 718 for employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is amortized over the vesting period or, if none exists, over the service period. Compensation associated with unvested options granted to non-employees is remeasured on each balance sheet date using the Black-Scholes option pricing model.

The expected volatility of options granted has been determined using the method described under ASC 718 using the historical stock price. The expected term of options granted to employees in the current fiscal period has been determined utilizing the “simplified” method as prescribed by ASC 718 Share-Based Payment. For non-employees, based on the Company’s history, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, ASC 718 requires companies to utilize an estimated forfeiture rate when calculating the expense for the period, whereas prior to the adoption of ASC 718 the Company recorded forfeitures based on actual forfeitures and recorded a compensation expense recovery in the period when the awards were forfeited. As a result, based on the Company’s experience, the Company applied an estimated forfeiture rate of 15% for the three month period ended July 31, 2011 and 2010 in determining the expense recorded in the accompanying consolidated statement of operations.

The weighted-average fair value of options granted during the three months ended July 31, 2011 was not applicable as no options were granted (2010 -  $0.66). The weighted-average assumptions utilized to determine such values are presented in the following table:

	Three Months	Three Months
	Ended	Ended
	July 31, 2011	July 31, 2010
Risk-free interest rate	n/a	1.60%
Expected volatility	n/a	84.7%
Expected term	n/a	3.7 yrs
Dividend yield	n/a	0%
Weighted average fair value	n/a	$0.66

The following is a summary of the status of the Company’s stock options as of July 31, 2011 and the stock option activity during the three months ended July 31, 2011:

		Weighted Average
	Number of	Exercise Price
	Options	per Share
Outstanding at April 30, 2011	3,607,663	$0.97
Exercised	(43,514)	$0.51
Forfeited/Cancelled	(268,386)	$1.89
Expired	(200)	$0.47
Outstanding at July 31, 2011	3,295,563	$0.90

Exercisable at July 31, 2011	1,998,657	$0.78
Exercisable at April 30, 2011	1,930,647	$0.78

The following table summarizes information regarding stock purchase options outstanding as of July 31, 2011:

	Number of	Aggregate		Number of	Aggregate
Exercise	Options	Intrinsic		Options	Intrinsic
Price	Outstanding	Value	Expiry Date	Exercisable	Value
$0.44	445,258	$663,434	December 15, 2013	281,685	$419,711
$0.47	738,513	1,078,229	September 22, 2011 to September 26, 2016	724,302	1,057,481
$0.60	466,792	620,833	December 14, 2014	193,108	256,834
$0.62	850,000	1,113,500	April 17, 2014	478,125	626,344
$1.90	435,000	13,050	March 8, 2015	63,437	1,903
			October 1, 2012 to February 28,
$2.00	18,000	–	2015	18,000	–
$2.15	240,000	–	September 7, 2016	240,000	–
$2.27	102,000	–	March 10, 2016	–	–
July 31, 2011	3,295,563	$3,489,046		1,998,657	$2,362,273

April 30, 2011	3,607,663	$3,984,765		1,930,647	$2,485,779

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of  $1.93 per share as of July 31, 2011 (April 30, 2011 –  $2.06), which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of July 31, 2011 was 1,740,657 (April 30, 2011 – 1,690,647). The total intrinsic value of options exercised during the three months ended July 31, 2011 was  $61,665 (2010 – $nil). The grant date fair value of options vested during the three months ended July 31, 2011 was  $112,474 (2010 –  $119,866).

The following table summarizes information regarding the non-vested stock purchase options outstanding as of July 31, 2011.

		Weighted Average
		Grant Date Fair
	Number of Options	Value
Non-vested options at April 30, 2011	1,677,016	$0.69
Vested	(180,110)	$0.36
Cancelled/Forfeited	(200,000)	$1.13
Non-vested options at July 31, 2011	1,296,906	$0.38

As of July 31, 2011 there was  $716,452 of total unrecognized compensation cost related to unvested share-based compensation awards. This unrecognized compensation cost is expected to be recognized over a weighted average period of 2.88 years.

Employee and non-employee stock-based compensation amounts classified in the Company’s consolidated statements of operations for the three months ended July 31, 2011 and 2010 are as follows:

	Three Months Ended
	July 31,
	2011	2010

Cost of sales	$9,044	$6,751
Sales and marketing	8,966	23,029
Research and development	10,050	8,460
General and administrative	30,878	66,537
Total stock-based compensation	$58,938	$104,777

Warrants

During the three months ended July 31, 2011, on June 14, 2011, the Company issued an aggregate of 3,145,800 units under a brokered private placement for aggregate gross proceeds of  $5,636,170 (CDN $5,505,150) at a price of  $1.79 (CDN $1.75) per unit, with each unit consisting of one share of the Company’s common stock and one-half of one common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share of the Company’s common stock at an exercise price of CDN $2.25 per share until June 14, 2013. In connection with the offering, the Company issued an aggregate of 220,206 broker warrants, with each broker warrant entitling the holder thereof to purchase one common share of the Company at an exercise price of CDN $1.75 per share until December 14, 2012.

Following the guidance in ASC 815-40-15, the Company recorded the warrants issued as derivative liabilities due to their exercise price being denominated in a currency other than the Company’s U.S. Dollar functional currency. The fair value of the derivative liability is revalued at the end of each reporting period, and the change in fair value of the derivative liability is recorded as a gain or loss in the Company’s consolidated statements of operations.

The warrant liability is accounted for at its fair value as follows:

	Three Months Ended
	July 31,
	2011	2010
Fair value of warrant liability, at issuance	$1,311,141	$–
Change in fair value of warrant liability for the period	(145,714)	–
Fair value of warrant liability at July 31, 2011	$1,165,427	$–

The Company used the Binomial method to estimate the fair value of the warrants with the following assumptions:

		As at the date of
	As at	issuance
	July 31, 2011	June 14, 2011
Risk-free interest rate	1.39%	1.60%
Expected volatility	70%	70%
Expected term	1.33 years to 1.83 years	1.5 years to 2 years
Dividend yield	0%	0%

The warrant liability is revalued at the end of each reporting period with the change in the fair value of the derivative liability recorded as a gain or loss in the Company’s Consolidated statement of operations. The fair value of the warrants will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

At the time of the private placement offering, the Company allocated the proceeds to each of the common shares and the one-half of one common share purchase warrants. Because the warrants were classified as liability and are subsequently marked to fair value through earnings in each reporting period, the Company allocated the proceeds of  $1,311,141 to the warrants at inception with the residual proceeds of  $3,773,946 allocated to common stock.

During the three months ended July 31, 2010, the Company entered into a warrant agreement with a customer whereby the Company issued 1,000,000 stock purchase warrants as part of a contract that the Company entered into with the customer. The fair value of 320,000 stock purchase warrants that was charged to revenue during the three months ended July 31, 2010 was  $136,934.

The following table summarizes information regarding the warrants outstanding as of July 31, 2011:

		Weighted
	Number of	Average
	Warrants	Exercise Price	Expiry Dates
Warrants at April 30, 2011	2,666,667	$1.12	October 29, 2011 to July 30, 2012
Granted	1,793,106	$2.19	December 14, 2012 to June 14, 2013
Exercised	(833,334)	$0.90	October 29, 2011
Warrants at July 31, 2011	3,626,439	$1.70	October 29, 2011 to June 14, 2013

Employee Stock Purchase Plan

Under the terms of the Employee Stock Purchase Plan (ESPP), all regular salaried (non-probationary) employees may purchase up to 6% of their base salary in shares of common stock of the Company at market price. The Company matches 50% of the shares purchased by issuing or purchasing at market price up to 3% of the respective employee’s base salary in shares.

A total of 700,000 shares have been reserved for issuance under the ESPP. As of July 31, 2011, a total of 541,089 (April 30, 2011-556,401) shares were available for issuance under the ESPP. During the three months ended July 31, 2011, 15,312 shares (April 30, 2011-55,571) were sold or issued to employees under the ESPP.

Deferred Share Unit Plan

Under the terms of the DSUP which is effective as at October 22, 2009, each deferred share unit is equivalent to one share of common stock. The maximum number of shares of common stock that may be reserved for issuance to any one participant pursuant to deferred share units granted under the DSUP and any share compensation arrangement is 5% of the number of shares of common stock of the Company outstanding at the time of reservation and, as applicable, any grants of deferred share units to any one participant may not exceed a value of  $100,000 per annum on the date of grant. A deferred share unit (DSU) granted to a participant who is a director of the board of the Company shall vest immediately on the award date. A deferred share unit granted to a participant other than a director will generally vest as to one-third (1/3) of the number of deferred share units granted on the first, second and third anniversaries of the award date. Fair value of the DSU’s, which is based on the closing price of the Company’s common stock on the date of grant, is recorded as compensation expense over the vesting period.

A total of 2,000,000 shares have been reserved for issuance under the DSUP. During the three months ended July 31, 2011, 201,351 deferred share units were issued under the DSUP, of which 108,108 were granted to officers or employees and 93,243 were granted to non-employee directors. As of July 31, 2011, a total of 411,936 shares were available for issuance under the DSUP.

The following table summarizes the Company’s outstanding DSU awards as of July 31, 2011, and changes during the period then ended:

		Weighted Average
		Grant Date Fair
	Number of DSU’s	Value Per Unit
DSU’s outstanding at April 30, 2011	1,386,713	$0.83
Granted	201,351	$1.85
Conversions	–	–
DSU’s outstanding at July 31, 2011	1,588,064	$0.85

The following table summarizes information regarding the non-vested deferred share units outstanding as of July 31, 2011:

		Weighted Average
		Grant Date Fair
	Number of DSU’s	Value Per Unit
Non-vested DSU’s at April 30, 2011	426,083	$0.89
Granted	201,351	$1.85
Vested	(127,027)	$1.52
Non-vested DSU’s at July 31, 2011	500,407	$1.12

As of July 31, 2011 there was  $496,636 (2010 –  $248,192) of total unrecognized compensation cost related to unvested deferred share units awards. This unrecognized compensation cost is expected to be recognized over a weighted average period of 2.47 years (2010 – 2.66 years).

Employee and non-employee deferred share unit based compensation amounts classified in the Company’s consolidated statements of operations for the three months ended July 31, 2011 and 2010 are as follows:

	Three Months Ended
	July 31,
	2011	2010
General and administrative	$185,323	$195,708
Total deferred share unit-based compensation	$185,323	$195,708

Note 8	Common Stock

On March 19, 2008, the Company’s Board of Directors approved a five for one common stock consolidation. As a result, the Company's authorized capital decreased from 415,384,500 shares of common stock to 83,076,900 shares of common stock. All per share amounts and outstanding shares, including all common stock equivalents (stock options and warrants) have been retroactively adjusted in the Consolidated Financial Statements and in the Notes to the Consolidated Financial Statements for all periods presented to reflect the stock consolidation.

On July 17, 2009, in connection with a research agreement and omnibus agreement under which the Company licensed certain technologies from Columbia University, the Company entered into a debt conversion agreement and an amended omnibus agreement with The Trustees of Columbia University (“Columbia”), whereby as a result of the restructuring of certain terms and obligations of the existing research and licensing agreements, the Company issued 527,370 shares of common stock to Columbia to settle all outstanding amounts due to Columbia under such agreements and rights to certain technologies have reverted back to Columbia. The common stock was issued at  $0.75 (CDN $0.84) per share, and was calculated as the average daily actual sales price of the common stock on the TSX-V on each of the ten trading days immediately preceding July 17, 2009.

On October 29, 2009, the Company issued 3,333,334 units at a price of  $0.56 (CDN $0.60) per unit for gross proceeds of approximately  $1,867,762 (CDN $2,000,000). The Company incurred  $14,636 of transaction costs. Each unit consists of one share of common stock in the capital of the Company and one-half of one non-transferable common share purchase warrant. Each warrant entitles the holder thereof to purchase one share of common stock in the capital of the Company for a period of two years commencing from October 29, 2009 at an exercise price of  $0.90 per warrant.

Stock Options

The Company has a stock option plan (the “2010 Stock Option Plan”) under which options to purchase common shares of the Company may be granted to employees, directors and consultants. This plan is effectively a merging of the Company’s 2004 and 2005 stock option plans. Stock options entitle the holder to purchase common stock at a subscription price determined by the Board of Directors of the Company at the time of the grant. The options generally vest in the amount of 12.5% on the date which is six months from the date of grant and then beginning in the seventh month at 1/42 per month for 42 months, at which time the options are fully vested.

The maximum number of shares of common stock authorized by the stockholders and reserved for issuance by the Board of Directors of the Company under the stock option plan is 5,860,000 under the 2010 Stock Option Plan.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. In accordance with ASC 718 for employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is amortized over the vesting period or, if none exists, over the service period. Compensation associated with unvested options granted to non-employees is remeasured on each balance sheet date using the Black-Scholes option pricing model. The expected volatility of options granted has been determined using the method described under ASC 718 using the historical stock price.

The expected term of options granted to employees in the current fiscal year has been determined utilizing the “simplified” method as prescribed by SAB No. 107, Share-Based Payment, as amended by SAB No. 110 on January 1, 2008. The simplified method was used because the Company does not have sufficient detailed information about employee exercise behaviour. For non-employees, the expected term of the options approximates the full term of the options. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. In addition, ASC 718 requires companies to utilize an estimated forfeiture rate when calculating the expense for the period, whereas prior to the adoption of ASC 718 the Company recorded forfeitures based on actual forfeitures and recorded a compensation expense recovery in the period when the awards were forfeited. As a result, based on the Company’s experience, the Company applied an estimated forfeiture rate of 15% in fiscal 2011 and 2010 in determining the expense recorded in the accompanying consolidated statement of operations.

The weighted-average fair values of options granted during the year ended April 30, 2011 and 2010 were  $1.14 and  $0.34 respectively. The weighted-average assumptions utilized to determine such values are presented in the following table:

	Year Ended	Year Ended
	April 30, 2011	April 30, 2010
Risk-free interest rate	2.00%	2.31%
Expected volatility	77.5%	84.5%
Expected term	3.7 yrs	3.7 yrs
Dividend yield	0%	0%
Weighted average fair value	$1.14	$0.34

The following is a summary of the status of the Company’s stock options as of April 30, 2011 and the stock option activity during the years ended April 30, 2011 and 2010:

	Number of	Weighted-Average
	Options	Exercise Price per Share
Outstanding at April 30, 2009	4,650,768	$1.13
Granted	1,050,000	$0.57
Exercised	(25,875)	$0.46
Forfeited / Cancelled	(904,144)	$1.14
Expired	(153,042)	$0.62
Outstanding at April 30, 2010	4,617,707	$1.03
Granted	827,000	$1.93
Exercised	(308,037)	$0.47
Forfeited / Cancelled	(1,093,407)	$1.80
Expired	(435,600)	$1.76
Outstanding at April 30, 2011	3,607,663	$0.97

Exercisable at April 30, 2011	1,930,647	$0.78
Exercisable at April 30, 2010	2,602,619	$1.32

The following table summarizes information regarding stock options outstanding as of April 30, 2011:

	Number of	Aggregate		Number of	Aggregate
Exercise	Options	Intrinsic		Options	Intrinsic
Price	Outstanding	Value	Expiry Date	Exercisable	Value
$0.44	456,963	$740,280	December 15, 2013	264,527	$428,534
			June 13, 2010 to
$0.47	755,522	1,201,280	September 26, 2016	734,957	1,168,582
$0.60	483,459	705,850	December 14, 2014	181,444	264,908
$0.62	850,000	1,224,000	April 17, 2014	425,000	612,000
			March 8, 2015 to
$1.90	701,719	112,275	December 14, 2015	66,719	10,675
			October 1, 2012 to
$2.00	18,000	1,080	February 28, 2015	18,000	1,080
$2.15	240,000	–	September 7, 2016	240,000	–
$2.27	102,000	–	March 10, 2016	–	–
April 30, 2011	3,607,663	$3,984,765		1,930,647	$2,485,779

April 30, 2010	4,617,707	$895,060		2,602,619	$404,859

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of  $2.06 per share as of April 30, 2011 (April 30, 2010 –  $0.82), which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of April 30, 2011 was 1,690,647 (April 30, 2010 – 1,239,933). The total intrinsic value of options exercised during the year ended April 30, 2011 was  $488,907 (2010 –  $6,135). The grant date fair value of options vested during the year ended April 30, 2011 was  $302,915 (April 30, 2010 –  $3,711,399).

The following table summarizes information regarding the non-vested stock purchase options outstanding as of April 30, 2011:

		Weighted Average
	Number of	Grant-Date Fair
	Options	Value

Non-vested options at April 30, 2009	2,176,561	$0.64
Granted	1,050,000	$0.34
Vested	(828,797)	$0.86
Forfeited	(382,676)	$1.04
Non-vested options at April 30, 2010	2,015,088	$0.39
Granted	827,000	$1.14
Vested	(690,011)	$0.44
Forfeited	(475,061)	$0.57
Non-vested options at April 30, 2011	1,677,016	$0.69

As of April 30, 2011 there was  $960,886 of total unrecognized compensation cost related to unvested stock options. This unrecognized compensation cost is expected to be recognized over a weighted average period of 3.19 years.

Employee and non-employee stock-based compensation amounts classified in the Company’s consolidated statements of operations for the year ended April 30, 2011 and 2010 are as follows:

	Years Ended
	April 30,
	2011	2010

Cost of sales	$27,399	$55,494
Sales and marketing	111,636	91,346
Research and development	35,335	78,535
General and administrative	165,944	467,153
Total stock-based compensation	$340,314	$692,528

Warrants

During the year ended April 30, 2011, the Company entered into a warrant agreement, as amended, with a customer whereby the Company issued 1,000,000 stock purchase warrants as part of a software licensing contract that the Company entered into with the customer. The warrants enable the holder thereof the right to purchase up to 1,000,000 shares of the Company’s common stock, exercisable for two years at a price of  $1.50 per share until July 30, 2012. Under an amendment agreement, 50% of the warrants vest on a proportional basis to invoices delivered by the Company at the rate of one warrant for every  $3.00 invoiced and 50% of the warrants vest on a change of control of the Company. As the likelihood of a change of control was not determinable at the time of revenue recognition, the value of the applicable warrants subject to vesting on change of control was deemed to be nil during the year ended April 30, 2011. The warrants are held in trust and delivered once vested and payment, as applicable, has been received by the Company. The fair value of the 500,000 stock purchase warrants that was charged to revenue during the year ended April 30, 2011, was  $269,633 (2010 –  $nil). The remaining 500,000 warrants will be valued and charged against revenue if and when a change of control of the Company occurs.

During the year ended April 30, 2010, the Company issued 1,666,667 warrants on October 22, 2009 as a part of unit offering. The fair value of the stock purchase warrants granted was  $412,414. The warrants enable the holders the right to purchase up to 1,666,667 shares of the Company’s common stock, exercisable for two years from the date of issue.

The assumptions utilized to determine such values for the years ended April 30, 2011 and April 30, 2010 are presented in the following table:

	Year Ended	Year Ended
	April 30, 2011	April 30, 2010

Risk-free interest rate	0.23%	0.90%
Expected volatility	67.83%	79.94%
Expected term	1.25 yrs	2 yrs
Dividend yield	0%	0%
Weighted average fair value per warrant	$0.95	$0.23

The following table summarizes information regarding the warrants outstanding as of April 30, 2011 and April 30, 2010.

		Weighted
	Number of	Average
	Warrants	Exercise Price	Expiry Dates
Warrants at April 30, 2009	2,265,421	$3.04	November 30, 2009 to October 24, 2010
Granted	1,666,667	$0.90	October 29, 2011
Forfeited/Cancelled	(750,000)	$4.00	November 30, 2009
Expired	(250,000)	$4.00	November 30, 2009
Warrants at April 30, 2010	2,932,088	$1.50	July 31, 2010 to October 29, 2011
Granted	1,000,000	$1.50	July 31, 2012
Expired	(1,265,421)	$2.25	July 31, 2010 to October 28, 2010
Warrants at April 30, 2011	2,666,667	$1.12	October 29, 2011 to July 30, 2012

Employee Stock Purchase Plan

Under the terms of the ESPP all regular salaried (non-probationary) employees can purchase up to 6% of their base salary in common shares of the Company at market price. The Company will match 50% of the shares purchased by issuing up to 3% of the respective employee’s base salary in shares. During the year ended April 30, 2011 the Company matched  $25,327 (2010 -  $15,489) in shares purchased by employees under the ESSP.

A total of 700,000 shares have been reserved for issuance under the ESPP. As of April 30, 2011, a total of 556,401 shares were available for issuance under the ESPP. During the years ended April 30, 2011, 55,571 (2010 - 88,028) shares were sold or issued to employees under the ESPP.

Deferred Share Unit Plan

Under the terms of the DSUP which is effective as at October 22, 2009, each deferred share unit is equivalent to one share of common stock. The maximum number of shares of common stock that may be reserved for issuance to any one participant pursuant to deferred share units granted under the DSUP and any share compensation arrangement is 5% of the number of shares of common stock of the Company outstanding at the time of reservation and, as applicable, any grants of deferred share units to any one participant may not exceed a value of  $100,000 per annum on the date of grant. A deferred share unit (DSU) granted to a participant who is a director of the board of the Company shall vest immediately on the award date. A deferred share unit granted to a participant other than a director will generally vest as to one-third (1/3) of the number of deferred share units granted on the first, second and third anniversaries of the award date. Fair value of the DSU’s, which is based on the closing price of the Company’s common stock on the date of grant, is recorded as compensation expense over the vesting period.

A total of 2,000,000 shares have been reserved for issuance under the DSUP. During the year ended April 30, 2011, 866,552 (2010 - 520,161) deferred share units were issued under the DSUP, of which 672,026 were granted to officers and 172,500 were granted to directors. For the year ended April 30, 2011, a total of 613,287 shares were available for issuance under the DSUP.

The following table summarizes the Company’s outstanding deferred share unit (DSU) awards as of April 30, 2011, and changes during the period then ended:

		Weighted Average
		Grant Date Fair
	Number of DSU’s	Value per Unit

DSU’s at April 30, 2009	–	$–
Granted	520,161	$0.60
Conversions	–	$–
DSU’s at April 30, 2010	520,161	$0.60
Granted	866,552	$0.96
Conversions	–	$–
Outstanding at April 30, 2011	1,386,713	$0.83

As of April 30, 2011 there was  $309,459 (2010 –  $121,400) of total unrecognized compensation cost related to unvested deferred share units awards. This unrecognized compensation cost is expected to be recognized over a weighted average period of 1.38 years (2010 – 2.62) . The total fair value of DSUs that vested during the year was  $313,906 (2010 -  $166,936).

Employee and non-employee deferred share unit based compensation amounts classified in the Company’s consolidated statements of operations for the year ended April 30, 2011 and 2010 are as follows:

	Year Ended
	April 3 0,
	2011	2010

General and administrative	$472,171	$190,697
Total deferred share unit-based compensation	$472,171	$190,697

The following table summarizes information regarding the non-vested deferred share units outstanding as of April 30, 2011:

		Weighted Average
		Grant Date Fair
	Number of DSU’s	Value per Unit

Non-vested DSU’s at April 30, 2009	–	$–
Granted	520,161	$0.60
Vested	(278,226)	$0.60
Non-vested DSU’s at April 30, 2010	241,935	$0.60
Granted	866,552	$0.96
Vested	(682,404)	$0.46
Non-vested DSU’s at April 30, 2011	426,083	$0.89

Income Taxes	12 Months Ended
Apr. 30, 2011
Income Taxes [Text Block]
Note 9	Income Taxes

Deferred tax assets and liabilities are recognized for temporary differences between the carrying amount of the balance sheet items and their corresponding tax values as well as for the benefit of losses available to be carried forward to future years for tax purposes that are likely to be realized.

Significant components of the Company’s deferred tax assets and liabilities, after applying enacted corporate income tax rates, are as follows:

	Years Ended
	April 30,
	2011	2010
Tax loss carry forwards	$15,189,000	$12,894,000
Capital losses carried forward	314,000	–
Equipment	91,000	1,123,000
Other	72,000	–
Undeducted research and development expenses	3,916,000	2,645,000
Investment tax credits	625,000	1,322,000
Cumulative unrealized foreign exchange gain	704,000	(159,000)
Acquired technology and other intangibles	(751,000)	(706,000)
Valuation allowance established by management	(20,160,000)	(17,119,000)
Net deferred tax assets	$–	$–

The provision for income taxes differ from the amount calculated using the U.S. federal and state statutory income tax rates as follows:

	Years Ended
	April 30,
	2011	2010
Benefit from net loss, at U.S. rates	$(1,204,000)	$(1,857,000)
Foreign loss at other than U.S. rates	–	28,000
Non-deductible expenses	(191,000)	8,000
Non-deductible stock option compensation	295,000	300,000
Effect of reduction in foreign statutory rates	19,000	46,000
Foreign exchange losses on revaluation of deferred tax balances	(1,613,000)	(1,777,000)
Other	(347,000)	–
Expiry of non-operating losses	–	415,000
Increase in valuation allowance	3,041,000	2,837,000
Income tax expense for year	$–	$–

The Company establishes its valuation allowance based on projected future operations. Management has determined that the allowance should be 100% of the deferred tax assets. When circumstances cause a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance will be reflected in current income.

As at April 30, 2011, the Company had net operating loss carry-forwards available to reduce taxable income in future years as follows:

Country	Amount	Expiration Dates

United States – US $	$28,092,000	2026 – 2031
Canada – CDN $	$21,431,000*	2012 – 2031

*These losses are subject to tax legislation that limits the use of the losses against future income of the Company’s Canadian subsidiaries.

On May 1, 2007, the Company adopted Financial Accounting Standards Board (“FASB”) interpretation No. 48, “ Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement ”, (codified in FASB ASC Topic 740). The Company is subject to taxation in the U.S., Canada, and the U.K. It is subject to tax examinations by tax authorities for all taxation years commencing in or after 2002. The Company does not expect any material increase or decrease in its income tax expense, in the next twelve months, related to examinations or changes in uncertain tax positions.

Changes in the Company’s uncertain tax positions for the year ended April 30, 2011 and April 30, 2010 were as follows:

	Years Ended
	April 30,
	2011	2010
Balance at beginning of year	$98,575	$98,575
Increases related to prior year tax positions (interest and penalties)	–	–
Increases related to current year tax positions (interest and penalties)	–	–
Settlements	–	–
Lapses in statute of limitations	–	–
Balance at end of year	$98,575	$98,575

Segmented Information	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Segmented Information [Text Block]
Note 7	Segmented Information

The Company’s chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by desegregated information about revenues by geographic region for purposes of making operating decisions and assessing financial performance. Accordingly, the Company has concluded that it has one reportable operating segment.

Foreign revenues are based on the country in which the customer is located. The following is a summary of total revenues by geographic area for the three months ended July 31, 2011 and 2010:

	Three Months Ended
	July 31,
	2011	2010
North America	$1,603,753	$1,377,595
Europe	847,033	619,630
Asia and Africa	219,198	118,405
Latin America	88,750	103,955
	$2,758,734	$2,219,585

Contained within the results of North America for the three months ended July 31, 2011 are revenues from the United States of  $951,087 (2010 -  $1,172,545) and from Canada of  $652,666 (2010 -  $205,050).

Contained within the results of Europe for the three months ended July 31, 2011 are revenues from the United Kingdom of  $379,940 (2010 -  $408,413), from Germany of  $102,566 (2010 -  $50,686), from France of  $96,840 (2010 -  $7,527), from the Netherlands of  $93,973 (2010 -  $14,087), and from Iceland of  $30,934 (2010 -  $20,704).

Contained within the results of Asia and Africa for the three months ended July 31, 2011 are revenues from South Africa of  $72,974 (2010 -  $27,387), from Thailand of  $33,008 (2010 -  $nil), from Australia  $22,270 (2010 -  $22,681), and from China of  $20,974 (2010 -  $39,543).

Contained within the results of Latin America for the three months ended July 31, 2011 are revenues from Brazil of  $32,813 (2010 -  $14,940), from Colombia of  $19,192 (2010 -  $11,511), and from Mexico of  $14,115 (2010 -  $38,071).

All of the Company’s long-lived assets, which include equipment, intangible assets, goodwill and other assets, are located in Canada and the United States as follows:

	As at
	July 31, 2011	April 30, 2011
Canada	$9,830,664	$10,190,468
United States	18,891	25,071
	$9,849,555	$10,215,539

Revenue from significant customers for the three months ended July 31, 2011 and 2010 is summarized as follows:

	Three Months Ended
	July 31,
	2011	2010
Customer A	15%	-%
Customer B	4%	21%
Customer C	8%	15%
	27%	36%

Accounts receivable balances for Customer A were  $361,600 as at July 31, 2011 (April 30, 2011 -  $881,400).
Accounts receivable balances for Customer B were  $71,000 as at July 31, 2011 (April 30, 2011 -  $93,837).
Accounts receivable balances for Customer C were  $187,183 as at July 31, 2011 (April 30, 2011 -  $311,100).

Note 10	Segmented Information

Our chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by desegregated information about revenues by geographic region for purposes of making operating decisions and assessing financial performance. Accordingly, we have concluded that we have one reportable operating segment. The Company has determined that it is impracticable to report the revenues from external customers for each product and service or each group of similar products and services.

Foreign revenues are based on the country in which the customer is located. The following is a summary of total revenues by geographic area for the years ended April 30, 2011 and 2010:

	Years Ended
	April 30,
	2011	2010
North America	$6,387,514	$4,960,905
Europe	3,200,291	1,960,691
Asia and Africa	955,713	571,471
Central and South America	496,780	523,790
	$11,040,298	$8,016,857

Contained within the results of North America for the year ended April 30, 2011 are revenues from the United States of  $4,049,673 (2010 -  $4,281,828) and from Canada of  $2,337,841 (2010 -  $679,077).

Contained within the results of Europe for the year ended April 30, 2011 are revenues from the United Kingdom of  $1,627,526 (2010 -  $461,470), from Germany of  $210,002 (2010 -  $320,039), from France of  $185,441 (2010 -  $50,906), from Iceland of  $164,890 (2010 -  $37,655), from Switzerland  $160,062 (2010 -  $146,375), and from the Netherlands of  $155,533 (2010 -  $233,095).

Contained within the results of Central and South America for the year ended April 30, 2011 are revenues from Mexico of  $163,318 (2010 -  $313,436), from Chile of  $134,798 (2010 -  $52,203), from Colombia of  $82,847 (2010 -  $47,689), from Brazil of  $63,254 (2010 -  $70,952), and from Argentina of  $12,704 (2010 -  $16,774).

Contained within the results of Asia and Africa for the year ended April 30, 2011 are revenues from Japan of  $270,926 (2010 -  $34,548), from Russian Federation of  $216,944 (2010 -  $18,989), from South Africa of  $87,282 (2010 -  $15,010), from Saudi Arabia of  $85,510 (2010 -  $nil), and from Australia of  $73,633 (2010 -  $68,427).

All of the Company’s long-lived assets, which includes equipment, goodwill, intangible assets and other assets, are located in Canada and the United States as follows:

	As at
	April 30,
	2011	2010
Canada	$10,190,468	$11,825,188
United States	25,071	15,420
	$10,215,539	$11,840,608

Revenue from significant customers for the years ended April 30, 2011 and 2010 is summarized as follows:

	Years Ended
	April 30,
	2011	2010
Customer A	12%	15%
Customer B	12%	–%
Customer C	11%	–%
	35%	15%

Accounts receivable balance for Customer A was  $93,837 as at April 30, 2011 (April 30, 2010 -  $1,000,975). Accounts receivable balance for Customer B was  $881,400 as at April 30, 2011 (April 30, 2010 -  $nil). Accounts receivable balance for Customer C was  $311,100 as at April 30, 2011 (April 30, 2010 -  $nil).

Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Derivative Instruments and Hedging Activities [Text Block]
Note 9	Derivative Instruments and Hedging Activities

In the normal course of business, the Company is exposed to fluctuations in interest rates and the exchange rates associated with foreign currencies. The Company’s primary objective for holding derivative financial instruments is to manage foreign currency exchange rate risk.

Foreign Currency Exchange Rate Risk

A majority of the Company’s revenue activities are transacted in U.S. dollars. However, the Company is exposed to foreign currency exchange rate risk inherent in conducting business globally in numerous currencies, of which the most significant to its operations for the three months ended July 31, 2011 is the Canadian dollar. The Company is primarily exposed to a strengthening Canadian dollar as its operating expenses are primarily denominated in Canadian dollars while its revenues are primarily denominated in U.S. dollars. The Company’s foreign currency risk management program includes foreign currency derivatives with cash flow hedge accounting designation that utilizes foreign currency forward contracts to hedge exposures to the variability in the U.S. dollar equivalent of anticipated non-U.S. dollar-denominated cash flows. These instruments generally have a maturity of less than one year. For these derivatives, the Company reports the after-tax gain or loss from the effective portion of the hedge as a component of accumulated other comprehensive income (loss) in stockholders’ equity and reclassifies it into earnings in the same period in which the hedged transaction affects earnings, and within the same line item on the consolidated statements of operations as the impact of the hedged transaction. The Company did not enter into any forward contracts during the three months ended July 31, 2011.

Note 11	Derivative Instruments and Hedging Activities

In the normal course of business, the Company is exposed to fluctuations in interest rates and the exchange rates associated with foreign currencies. The Company’s primary objective for holding derivative financial instruments is to manage foreign currency exchange rate risk.

Foreign Currency Exchange Rate Risk

The Company accounts for derivative instruments, consisting of foreign currency forward contracts, pursuant to the provisions of Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“SFAS 161”), effective at the beginning of the first quarter of fiscal year 2010. SFAS No. 161 was incorporated into ASC 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires the Company to measure derivative instruments at fair value and record them in our balance sheet as either an asset or liability and expands financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, results of operations and cash flows. The Company does not use derivative instruments for trading purposes. ASC 815 also requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

A majority of the Company’s revenue activities are transacted in U.S. dollars. However, the Company is exposed to foreign currency exchange rate risk inherent in conducting business globally in numerous currencies, of which the most significant to its operations for the year ended April 30, 2011, is the Canadian dollar. The Company is primarily exposed to a strengthening Canadian dollar as its operating expenses are primarily denominated in Canadian dollars while its revenues are primarily denominated in U.S. dollars. The Company’s foreign currency risk management program includes foreign currency derivatives with cash flow hedge accounting designation that utilizes foreign currency option or forward contracts to hedge exposures to the variability in the U.S. dollar equivalent of anticipated non-U.S. dollar-denominated cash flows. These instruments generally have a maturity of less than one year. Valuations are based on exchange-quoted prices, which are classified as Level 1. Some of the valuations are adjusted by a forward yield curve or interest rates. In such cases, these derivative contracts are classified within Level 2. Changes in the fair market values of these contracts are recognized in the Consolidated Financial Statements as a component of foreign exchange (gain) loss.

During the year ended April 30, 2010 the Company purchased  $1,000,000 of forward contracts denominated in Canadian dollars which resulted in a gain of  $56,496 which was credited against the foreign exchange loss on the consolidated statement of operations. These forward contracts were settled prior to April 30, 2010. The Company did not enter any forward contracts during the year ended April 30, 2011.

Commitments	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Commitments [Text Block]
Note 8	Commitments

a)

On December 30, 2010, the Company entered into an extension agreement on an existing lease, which commenced on April 1, 2011 and expires March 31, 2012. The monthly lease payment under the extension agreement is  $1,667. The lease expense for the months ended July 31, 2011 was  $5,001 (2010 -  $7,017).

b)

On April 29, 2005, the Company entered into a lease for office premises, which commenced on October 1, 2005 and expires on September 30, 2012 for which a deposit of  $10,387 was made. The monthly lease payment under this agreement is  $10,387 plus  $9,102 in operating costs. The Company is subleasing part of these premises for a monthly charge of  $7,852. The sublease commenced on August 1, 2007 and expires on September 30, 2012. On July 17, 2009, the Company signed a new subleasing agreement for another part of these premises, which commenced on August 1, 2009 and expires September 30, 2012. The monthly charge under this subleasing agreement is  $3,364 (CDN $3,216) plus  $3,318 (CDN $3,171) in operating costs. The lease expense net of rental revenue for the three months ended July 31, 2011 was  $14,865 (2010 -  $14,865).

c)

On July 10, 2006, the Company entered into a lease for its head office premises of 15,559 square feet, which commenced on December 1, 2006 and expires on September 29, 2011 for which a deposit of  $86,652 was made. The monthly lease payment under this agreement is  $24,417 plus  $22,979 in operating costs. On January 11, 2011, the Company entered into a new agreement on this lease, which commences on October 1, 2011, and expires September 30, 2014 for which a deposit of  $52,310 was made. The monthly lease payment under the agreement is  $21,165 plus  $20,581 in operating costs. The lease expense net of rental revenue for the three months ended July 31, 2011 was  $142,188 (2010 -  $142,188). Management believes that this office space is adequate for the operations of the Company for the foreseeable future.

d)

On May 1, 2009, the Company modified its existing lease agreement for office premises, as a result of which it surrendered a substantial part of the previously leased area. The new agreement commenced on May 1, 2009 and expires on April 20, 2012. The monthly lease payment under this agreement is  $6,969 (CDN $6,662). This lease expense is a related party transaction as it was incurred with a company with a director in common with the Company. The lease expense for the three months ended July 31, 2011 was  $20,907 (2010 -  $20,907).

e)

On March 12, 2009, the Company and its wholly-owned subsidiary, CounterPath Technologies Inc., entered into a settlement agreement with a founder and former officer of the Company. Under the settlement agreement, the Company will pay a total of  $517,869 (CDN $495,000) over 45 months at a rate of CDN $11,000 per month and pay for health benefits for 33 months from the date of the agreement.

f)

On August 2, 2011, the Company entered into extension of an existing lease agreement which commenced on August 1, 2011 and expires on February 28, 2013. The monthly lease payment under the new extension agreement is  $6,700. The lease expense for the three months ended July 31, 2011 was  $21,825 (2010 -  $27,600).

g)

On July 20, 2011, the Company entered into an agreement for investor relations services which commences on August 1, 2011 and expires on July 31, 2012, where under the Company may terminate the agreement on 30 days’ notice after December 31, 2011. The monthly fee under this agreement is  $6,277 (CDN $6,000).

Total payable over the term of the agreements for the years ended April 30 are as follows:

		Office Leases
	Office Leases –	– Unrelated	Sub Lease	Total Office	Settlement	Investor
	Related Party	Party	Income	Leases	Agreement	Relations
2012	$62,725	$510,679	$(130,812)	$442,592	$103,574	$37,662
2013	-	690,940	(72,673)	618,267	86,312	-
2014	-	539,449	-	539,449	-	-
2015	–	181,615	-	181,615	-	-
	$62,725	$1,922,683	$(203,485)	$1,781,923	$189,886	$37,662

Note 12	Commitments

a)

On December 30, 2010, the Company entered into an extension agreement on an existing lease, which commenced on April 1, 2011 and expires March 31, 2012. The monthly lease payment under the extension agreement is  $1,715. The lease expense for the year ended April 30, 2011 was  $25,729 (2010 -  $28,569).

b)

On April 29, 2005, the Company entered into a lease for office premises, which commenced on October 1, 2005 and expires on September 30, 2012 for which a deposit of  $10,448 was made. The monthly lease payment under this agreement is  $10,448 plus  $9,154 in operating costs. The Company is subleasing part of these premises for a monthly charge of  $7,898. The sublease commenced on August 1, 2007 and expires on September 30, 2012. On July 17, 2009, the Company signed a new subleasing agreement for another part of these premises, which commenced on August 1, 2009 and expires September 30, 2012. The monthly charge under this subleasing agreement is  $3,384 (CDN $3,216) plus  $3,337 (CDN $3,171) in operating costs. The lease expense net of rental revenue for the year ended April 30, 2011 was  $59,792 (2010 -  $75,901).

c)

On July 10, 2006, the Company entered into a lease for our head office premises of 15,559 square feet, which commenced on December 1, 2006 and expires on September 29, 2011 for which a deposit of  $87,158 was made. The monthly lease payment under this agreement is  $24,559 plus  $23,113 in operating costs. On January 11, 2011, the Company entered into a new agreement on this lease, which commences on October 1, 2011, and expires September 30, 2014 for which a deposit of  $52,615was made. The monthly lease payment under the agreement is  $21,289 plus  $20,702 in operating costs. The lease expense net of rental revenue for the year ended April 30, 2011 was  $531,550 (2010 -  $554,736). Management believes that this office space is adequate for the operations of the Company for the foreseeable future.

d)

On May 1, 2009, the Company modified its existing lease agreement for office premises, as a result of which it surrendered a substantial part of the previously leased area. The new agreement commenced on May 1, 2009 and expires on April 20, 2012. The monthly lease payment under this agreement is  $7,010 (CDN $ 6,662). This lease expense is a related party transaction as it was incurred with a company with a director in common with the Company. The lease expense for the year ended April 30, 2011 was  $84,121 (2010 -  $84,121).

e)

On March 12, 2009, the Company and its wholly-owned subsidiary, CounterPath Technologies Inc., entered into a settlement agreement with a founder and former officer of the Company. Under the settlement agreement, the Company will pay a total of  $520,889 (CDN $495,000) over 45 months at a rate of CDN $11,000 per month and pay for health benefits for 33 months from the date of the agreement.

f)

On July 29, 2010, the Company entered into extension of an existing lease agreement which commenced on August 1, 2010 and expires on July 31, 2011. The monthly lease payment under the new extension agreement is  $7,275. The lease expense for the year ended April 30, 2011 was  $93,075 (2010 -  $109,800).

Total rent expense for the year ended April 30, 2011 was  $1,011,913 (2010 -  $921,691). Total sublease income for the year ended April 30, 2011 was  $223,098 (2010 -  $150,727).

The total payable over the term of the agreements for the years ended April 30, are as follows:

		Office Leases
	Office Leases –	– Unrelated	Sub Lease	Total Office	Settlement
	Related Party	Party	Income	Leases	Agreement
2012	$84,121	$669,398	$(175,432)	$578,087	$225,719
2013	–	627,578	(73,097)	554,481	–
2014	–	542,594	–	542,594	–
2015	–	182,674	–	182,674	–
	$84,121	$2,022,244	$(248,529)	$1,857,836	$225,719

Contingent Liability	12 Months Ended
Apr. 30, 2011
Contingent Liability [Text Block]
Note 13	Contingent Liability

On February 17, 2006, a competitor filed a statement of claim in the Supreme Court of British Columbia claiming among other things, general, punitive and aggravated damages of unspecified amounts with respect to alleged business ethics matters. Management of the Company believes that the claim is without foundation or merit. Any loss as a result of this claim will be recorded in the period that the loss is probable and measurable.

Restructuring	12 Months Ended
Apr. 30, 2011
Restructuring [Text Block]
Note 14	Restructuring

As a result of the Company’s post acquisition activities, the Company incurred restructuring costs of  $nil (2010 –  $44,912). Restructuring costs were related to employee severance arrangements as a result of the consolidation of administrative, sales, marketing, and research and development departments after the completion of acquisitions of NewHeights Software Corporation, FirstHand Technologies Inc. and BridgePort Networks, Inc. These charges are shown as a separate line item in the consolidated statement of operations.

	Years Ended April 30,
	2011	2010
Balance, beginning of year	$344,433	$475,707
Provision	–	(44,912)
Settlement	(118,714)	(86,362)
Balance, end of year	$225,719	$344,433

Gain on Settlement of Debt	12 Months Ended
Apr. 30, 2011
Gain on Settlement of Debt [Text Block]
Note 15	Gain on Settlement of Debt

During the year ended April 30, 2011, the Company recorded a gain on settlement of debt of  $246,715 as a result of the transfer of certain of non-core intellectual property rights (having no book value) licensed from an institution in settlement of a  $246,715 liability for research fees performed by the institution.

Subsequent Events	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Subsequent Events [Text Block]
Note 10	Subsequent Events

On August 24, 2011, a company controlled by the Chairman of the Company exercised 833,334 warrants at the original price of  $0.90 per share of common stock prior to the expiry of the warrants on October 29, 2011. Accordingly, the Company issued 833,334 shares of common stock.

On August 22, 2011, and August 26, 2011, a former consultant of the Company exercised 11,700 and 112,100 options respectively at the exercise price of  $0.47 per share of common stock. Accordingly, the Company issued 123,800 shares of common stock.

Note 16	Subsequent Events

(a)

On June 14, 2011, the Company issued an aggregate of 3,145,800 units under a brokered private placement for aggregate gross proceeds of  $5,636,170 (CDN $5,505,150) at a price of  $1.79 (CDN $1.75) per unit, with each unit consisting of one share of the Company’s common stock and one-half of one common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share of the Company’s common stock at an exercise price of  $2.30 (CDN $2.25) per share until June 14, 2013. In connection with the offering, the Company paid an aggregate of  $394,533 (CDN $385,361) in cash commissions and issued an aggregate of 220,206 broker warrants, with each broker warrant entitling the holder thereof to purchase one common share of the Company at an exercise price of CDN $1.75 per share until December 14, 2012.

In addition, all of the outstanding convertible debentures of the Company in the aggregate principal amount of  $1,464,800 were converted on the closing of the Offering with a total of 1,332,261 common shares being issued to the holders.

In addition, the Company entered into warrant exercise agreements with two insiders that have agreed to each exercise 833,334 warrants at the original exercise price of  $0.90 per share on or before July 29, 2011, prior to the expiry of the warrants on October 29, 2011. In the event that a warrant holder does not exercise all of their respective warrants on or before August 31, 2011, a default amount of  $250,000 will be immediately due and payable to the Company by that respective warrant holder, and such default amount will incur interest at the rate of 2% per month (on a pro-rata basis) until the default amount is paid in full.

The Company has agreed to use its best commercially reasonable efforts to file, and keep effective, a resale registration statement with the U.S. Securities and Exchange Commission relating to the securities sold in the private placement.

(b)

On July 25, 2011, the Company granted 201,351 deferred share units to six non-employee directors and two officers and one employee pursuant to its deferred share unit plan. Each deferred share unit provides the holder thereof the right to exchange the unit into one share of common stock of the Company under the terms and conditions of the plan. 77,027 of the deferred share units vest immediately and 124,324 of the deferred share units vest as to 1/3 of the deferred share units on the first, second and third anniversary of the date of the grant, at which time the deferred share units are fully vested.